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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                          GE INSTITUTIONAL U.S. EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 94.3%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.0%
Bed Bath & Beyond, Inc.                                                  55,330   $    2,000,180   (a)
Cablevision Systems Corp. (Class A)                                      25,467          597,711   (a)
Carnival Corp.                                                           72,641        3,884,114
Comcast Corp. (Class A)                                                 261,573        6,719,810   (a)
Comcast Corp. (Class A)                                                   1,582           41,069   (a)
Discovery Holding Co. (Series A)                                         21,824          330,634   (a,j)
eBay, Inc.                                                               17,870          772,878   (a)
Kohl's Corp.                                                             18,394          893,948   (a,j)
Koninklijke Philips Electronics N.V. ADR                                 49,069        1,526,046
Liberty Global Inc. (Series C)                                           58,656        1,243,507   (a,j)
Liberty Global, Inc. (Series A)                                          45,764        1,029,690   (a)
Liberty Media Corp. (Series A)                                          602,485        4,741,557   (a)
Lowe's Companies, Inc.                                                   36,356        2,423,491
News Corp. (Class A)                                                     77,470        1,204,659
Omnicom Group, Inc.                                                      41,991        3,574,694
Ross Stores, Inc.                                                        31,645          914,541   (j)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                19,070        1,217,810
Target Corp.                                                             68,515        3,766,270
The Home Depot, Inc.                                                    111,305        4,505,626
Time Warner Inc.                                                        123,953        2,161,740
Viacom Inc. (Class B)                                                   189,652        6,182,655
                                                                                      49,732,630

CONSUMER STAPLES - 9.0%
Altria Group, Inc.                                                        3,709          277,136
Anheuser-Busch Companies, Inc.                                            7,276          312,577
Clorox Co.                                                               97,769        5,562,078
Colgate-Palmolive Co.                                                    96,398        5,287,430
General Mills, Inc.                                                      21,825        1,076,409
Kellogg Co.                                                              73,209        3,164,093
Kimberly-Clark Corp.                                                     36,378        2,169,948
PepsiCo, Inc.                                                           145,508        8,596,613
Procter & Gamble Co.                                                     32,657        1,890,187
Sara Lee Corp.                                                           72,699        1,374,011
The Coca-Cola Co.                                                       165,084        6,654,536
Wal-Mart Stores, Inc.                                                    17,462          817,222
                                                                                      37,182,240

ENERGY - 9.0%
Amerada Hess Corp.                                                       18,525        2,349,341
Burlington Resources, Inc.                                               45,302        3,905,032
EnCana Corp.                                                             28,103        1,269,131
EOG Resources, Inc.                                                      14,550        1,067,534
Exxon Mobil Corp.                                                       233,532       13,117,492
Halliburton Co.                                                          79,838        4,946,762
Occidental Petroleum Corp.                                               32,731        2,614,552
Schlumberger Ltd.                                                        80,108        7,782,492
                                                                                      37,052,336

FINANCIALS - 16.4%
AFLAC Incorporated                                                       39,858        1,850,208
Allstate Corp.                                                           77,794        4,206,322
American International Group, Inc.                                      104,460        7,127,306   (h)
Bank of America Corp.                                                   218,348       10,076,760
Berkshire Hathaway, Inc. (Class B)                                          630        1,849,365   (a)
BlackRock Inc. (Class A)                                                  6,191          671,600   (j)
Chubb Corp.                                                              39,045        3,812,744
Citigroup, Inc.                                                         109,504        5,314,229   (h)
Federal Home Loan Mortgage Corp.                                         31,379        2,050,618
Federal National Mortgage Assoc.                                         85,337        4,165,299
HCC Insurance Holdings, Inc.                                             20,369          604,552   (j)
JPMorgan Chase & Co.                                                      9,821          389,796
MBNA Corp.                                                              102,633        2,786,486
Mellon Financial Corp.                                                  115,907        3,969,815
Merrill Lynch & Company, Inc.                                            45,810        3,102,711
Morgan Stanley                                                           51,345        2,913,315
Principal Financial Group                                                17,528          831,353
Prudential Financial, Inc.                                               15,096        1,104,876
SLM Corp.                                                                18,929        1,042,799
State Street Corp.                                                       99,494        5,515,947   (e)
SunTrust Banks, Inc.                                                     50,396        3,666,813
Wells Fargo & Co.                                                        10,912          685,601
                                                                                      67,738,515

HEALTHCARE - 13.6%
Abbott Laboratories                                                     195,107        7,693,069
Aetna, Inc.                                                              45,763        4,315,909
Amgen, Inc.                                                              63,740        5,026,536   (a)
Boston Scientific Corp.                                                  18,394          450,469   (a)
Bristol-Myers Squibb Co.                                                  7,280          167,294
Eli Lilly & Co.                                                          22,645        1,281,481
GlaxoSmithKline PLC ADR                                                  39,553        1,996,635
HCA Inc.                                                                 10,913          551,107
Johnson & Johnson                                                       134,121        8,060,672
LIncare Holdings Inc.                                                    47,216        1,978,823   (a)
Medco Health Solutions, Inc.                                             25,463        1,420,835   (a)
Medtronic Inc.                                                           15,929          917,033
Novartis AG ADR                                                          21,098        1,107,223
Pfizer Inc.                                                             466,847       10,886,872
Smith & Nephew PLC ADR                                                   10,117          468,923   (j)
UnitedHealth Group Incorporated                                          51,330        3,189,646
Wyeth                                                                   145,282        6,693,142
                                                                                      56,205,669

INDUSTRIALS - 7.9%
ABB Ltd. ADR                                                             98,214          954,640   (a)
Burlington Northern Santa Fe Corp.                                       19,070        1,350,537
Cooper Industries Ltd.                                                    9,272          676,856
Corinthian Colleges, Inc.                                                34,676          408,483   (a,j)
Danaher Corp.                                                            11,279          629,143
Deere & Co.                                                              33,828        2,304,025
Dover Corp.                                                             129,235        5,232,725
Eaton Corp.                                                              54,801        3,676,599
General Dynamics Corp.                                                   10,436        1,190,226
Honeywell International Inc.                                              9,535          355,179
ITT Industries, Inc.                                                      3,099          318,639
Northrop Grumman Corp.                                                   34,564        2,077,642
Rockwell Collins, Inc.                                                    7,628          354,473
Southwest Airlines Co.                                                  100,979        1,659,085
Textron Inc.                                                             29,290        2,254,744
3M Co.                                                                    5,959          461,823
Tyco International Ltd.                                                 138,067        3,984,614
United Technologies Corp.                                                69,804        3,902,742
Waste Management, Inc.                                                   22,599          685,880
                                                                                      32,478,055

INFORMATION TECHNOLOGY - 17.6%
Activision, Inc.                                                         25,459          349,807   (a)
Analog Devices, Inc.                                                     91,381        3,277,836
Applied Materials, Inc.                                                  36,377          652,603
Automatic Data Processing, Inc.                                          50,041        2,296,381
Certegy, Inc.                                                            20,014          811,768   (j)
Checkfree Corp.                                                          10,914          500,953   (a)
Cisco Systems, Inc.                                                     267,855        4,585,678   (a)
Dell, Inc.                                                               77,459        2,322,995   (a)
EMC Corporation                                                         206,007        2,805,815   (a)
First Data Corp.                                                        241,574       10,390,098
Hewlett-Packard Co.                                                      28,676          820,994
Intel Corp.                                                             196,059        4,893,633
International Business Machines Corp.                                    40,745        3,349,239
Intuit Inc.                                                              92,996        4,956,687   (a)
Linear Technology Corp.                                                  31,216        1,125,961
Microsoft Corp.                                                         584,277       15,278,844
Molex Inc. (Class A)                                                    129,139        3,175,528   (j)
Novell, Inc.                                                             47,674          420,961   (a,j)
Novellus Systems, Inc.                                                   57,305        1,382,197   (a)
Oracle Corp.                                                            559,836        6,835,598   (a)
Sun Microsystems, Inc.                                                  135,871          569,299   (a)
Xerox Corp.                                                              50,928          746,095   (a)
Yahoo! Inc.                                                              26,490        1,037,878   (a)
                                                                                      72,586,848

MATERIALS - 4.2%
Air Products & Chemicals, Inc.                                           26,339        1,559,005
Alcan Inc.                                                                9,535          390,458
Alcoa, Inc.                                                              19,070          563,900
Barrick Gold Corp.                                                       54,708        1,524,712   (j)
Dow Chemical Co.                                                         26,377        1,155,840
Freeport-McMoRan Copper & Gold Inc. (Class B)                            54,050        2,907,890   (j)
MeadWestvaco Corp.                                                       14,549          407,808
Monsanto Co.                                                             63,051        4,888,344
Newmont Mining Corp.                                                     37,716        2,014,034   (j)
Praxair, Inc.                                                            22,483        1,190,700
Weyerhaeuser Co.                                                         14,779          980,439
                                                                                      17,583,130

TELECOMMUNICATION SERVICES - 2.4%
Alltel Corp.                                                             49,072        3,096,443
Sprint Corporation                                                      106,157        2,479,828
Verizon Communications Inc.                                              28,604          861,552
Vodafone Group PLC ADR                                                  170,281        3,655,933
                                                                                      10,093,756

UTILITIES - 2.2%
American Electric Power Company, Inc.                                    19,648          728,744   (j)
Constellation Energy Group, Inc.                                         32,743        1,885,997
Dominion Resources, Inc.                                                 20,249        1,563,223
Entergy Corp.                                                            18,116        1,243,663
PG&E Corp.                                                               54,658        2,028,905   (j)
PPL Corp.                                                                26,561          780,893   (j)
Southern Co.                                                             28,510          984,450
                                                                                       9,215,875

TOTAL COMMON STOCK                                                                   389,869,054
  (COST $361,733,407)

------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.3%
------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                        86,063        2,725,615
Industrial Select Sector SPDR Fund                                      350,449       11,011,108

TOTAL EXCHANGE TRADED FUNDS                                                           13,736,723
  (COST $11,880,552)

TOTAL INVESTMENTS IN SECURITIES                                                      403,605,777
  (COST $373,613,959)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.6%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.3%
GEI Short Term Investment Fund
  4.42%                                                               9,604,140        9,604,140   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 3.3%
State Street Navigator Securities Lending
Prime Portfolio
  4.29%                                                              13,553,099       13,553,099   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          23,157,239
  (COST $23,157,239)

TOTAL INVESTMENTS                                                                    426,763,016
  (COST $396,771,198)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.2)%                                  (13,174,508)
                                                                                  --------------
NET ASSETS  - 100.0%                                                              $  413,588,508
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional U.S. Equity had the following short futures contracts open at December 31, 2005:

                                                                   NUMBER OF       CURRENT        UNREALIZED
DESCRIPTION                               EXPIRATION DATE          CONTRACTS    NOTIONAL VALUE   APPRECIATION
-------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                  March 2006                    1        $     (313,700)  $      2,900

                         GE INSTITUTIONAL S&P 500 INDEX

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 97.5%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.5%
Amazon.Com, Inc.                                                          2,700   $      127,305   (a)
Apollo Group, Inc. (Class A)                                              1,300           78,598   (a)
Autonation, Inc.                                                          1,600           34,768   (a)
Autozone, Inc.                                                              500           45,875   (a)
Bed Bath & Beyond, Inc.                                                   2,600           93,990   (a)
Best Buy Company, Inc.                                                    3,650          158,702
Big Lots, Inc.                                                            1,100           13,211   (a)
Black & Decker Corp.                                                        700           60,872
Brunswick Corp.                                                             900           36,594
Carnival Corp.                                                            3,900          208,533
CCE Spinco Inc.                                                             612            8,017   (a)
Centex Corp.                                                              1,100           78,639
Circuit City Stores, Inc.                                                 1,600           36,144
Clear Channel Communications, Inc.                                        4,900          154,105
Coach, Inc.                                                               3,400          113,356   (a)
Comcast Corp. (Class A)                                                  19,559          507,752   (a)
Cooper Tire & Rubber Co.                                                    700           10,724
D.R. Horton, Inc.                                                         2,400           85,752
Dana Corp.                                                                1,300            9,334
Darden Restaurants, Inc.                                                  1,150           44,712
Dillard's, Inc. (Class A)                                                   700           17,374
Dollar General Corp.                                                      2,741           52,271
Dow Jones & Company, Inc.                                                   600           21,294
Eastman Kodak Co.                                                         2,600           60,840
eBay, Inc.                                                               10,300          445,475   (a)
Family Dollar Stores, Inc.                                                1,300           32,227
Federated Department Stores Inc.                                          2,341          155,279
Ford Motor Co.                                                           16,377          126,430
Fortune Brands, Inc.                                                      1,300          101,426
Gannett Company, Inc.                                                     2,200          133,254
General Motors Corp.                                                      5,112           99,275
Genuine Parts Co.                                                         1,600           70,272
Goodyear Tire & Rubber Co.                                                1,600           27,808   (a)
H&R Block, Inc.                                                           3,000           73,650
Harley-Davidson, Inc.                                                     2,400          123,576
Harrah's Entertainment, Inc.                                              1,600          114,064
Hasbro, Inc.                                                              1,550           31,279
Hilton Hotels Corp.                                                       3,000           72,330
International Game Technology                                             3,100           95,418
Interpublic Group of Companies, Inc.                                      3,900           37,635   (a)
J.C. Penney Company, Inc.                                                 2,200          122,320
Johnson Controls, Inc.                                                    1,700          123,947
Jones Apparel Group, Inc.                                                 1,100           33,792
KB Home                                                                     700           50,862
Knight-Ridder, Inc.                                                         600           37,980
Kohl's Corp.                                                              3,100          150,660   (a)
Leggett & Platt Incorporated                                              1,600           36,736
Lennar Corp. (Class A)                                                    1,200           73,224
Limited Brands                                                            3,026           67,631
Liz Claiborne Inc.                                                        1,000           35,820
Lowe's Companies, Inc.                                                    7,000          466,620
Marriott International Inc. (Class A)                                     1,500          100,455
Mattel, Inc.                                                              3,700           58,534
Maytag Corp.                                                                600           11,292
McDonald's Corp.                                                         11,200          377,664
McGraw-Hill Companies Inc.                                                3,400          175,542
Meredith Corp.                                                              400           20,936
New York Times Co. (Class A)                                              1,300           34,385
Newell Rubbermaid Inc.                                                    2,415           57,429
News Corp. (Class A)                                                     21,900          340,545
Nike Inc. (Class B)                                                       1,700          147,543
Nordstrom, Inc.                                                           1,900           71,060
Office Depot, Inc.                                                        2,900           91,060   (a)
OfficeMax, Inc.                                                             600           15,216
Omnicom Group, Inc.                                                       1,600          136,208
Pulte Homes, Inc.                                                         2,000           78,720
RadioShack Corp.                                                          1,200           25,236
Reebok International Ltd.                                                   500           29,115
Sears Holdings Corp.                                                        929          107,327   (a)
Sherwin-Williams Co.                                                      1,100           49,962
Snap-On Incorporated                                                        500           18,780
Stanley Works                                                               700           33,628
Staples, Inc.                                                             6,650          151,022
Starbucks Corp.                                                           7,000          210,070   (a)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                 1,900          121,334
Target Corp.                                                              7,900          434,263
The E.W. Scripps Co. (Class A)                                              700           33,614
The Gap, Inc.                                                             5,262           92,822
The Home Depot, Inc.                                                     19,100          773,168
The Walt Disney Co.                                                      17,300          414,681
Tiffany & Co.                                                             1,200           45,948
Time Warner Inc.                                                         41,850          729,864   (h)
TJX Companies, Inc.                                                       4,100           95,243
Tribune Co.                                                               2,382           72,079
Univision Communications Inc. (Class A)                                   2,100           61,719   (a)
VF Corp.                                                                    800           44,272
Viacom Inc. (Class B)                                                    13,900          453,140
Wendy's International, Inc.                                               1,000           55,260
Whirlpool Corp.                                                             600           50,256
Yum! Brands, Inc.                                                         2,600          121,888
                                                                                      10,939,032

CONSUMER STAPLES - 9.3%
Alberto-Culver Company                                                      750           34,312
Albertson's, Inc.                                                         3,241           69,195
Altria Group, Inc.                                                       18,700        1,397,264   (h)
Anheuser-Busch Companies, Inc.                                            7,000          300,720
Archer-Daniels-Midland Co.                                                5,708          140,759
Avon Products, Inc.                                                       4,200          119,910
Brown-Forman Corp. (Class B)                                                800           55,456
Campbell Soup Co.                                                         1,700           50,609
Clorox Co.                                                                1,400           79,646
Coca-Cola Enterprises, Inc.                                               2,700           51,759
Colgate-Palmolive Co.                                                     4,700          257,795
ConAgra Foods, Inc.                                                       4,600           93,288
Constellation Brands, Inc. (Class A)                                      1,700           44,591   (a)
Costco Wholesale Corp.                                                    4,300          212,721
CVS Corp.                                                                 7,200          190,224
General Mills, Inc.                                                       3,300          162,756
HJ Heinz Co.                                                              3,000          101,160
Kellogg Co.                                                               2,200           95,084
Kimberly-Clark Corp.                                                      4,300          256,495
Kroger Co.                                                                6,500          122,720   (a)
McCormick & Company, Inc.                                                 1,200           37,104
Molson Coors Brewing Co. (Class B)                                          500           33,495
Pepsi Bottling Group, Inc.                                                1,200           34,332
PepsiCo, Inc.                                                            15,010          886,791
Procter & Gamble Co.                                                     30,095        1,741,899
Reynolds American Inc.                                                      800           76,264
Safeway Inc.                                                              4,000           94,640
Sara Lee Corp.                                                            7,106          134,303
Supervalu Inc.                                                            1,200           38,976
Sysco Corp.                                                               5,600          173,880
The Coca-Cola Co.                                                        18,500          745,735   (h)
The Hershey Company                                                       1,700           93,925
Tyson Foods, Inc. (Class A)                                               2,400           41,040
UST Inc.                                                                  1,500           61,245
Walgreen Co.                                                              9,200          407,192
Wal-Mart Stores, Inc.                                                    22,400        1,048,320
Whole Foods Market, Inc.                                                  1,200           92,868
WM Wrigley Jr. Co.                                                        1,600          106,384
                                                                                       9,684,857

ENERGY - 9.0%
Amerada Hess Corp.                                                          700           88,774
Anadarko Petroleum Corp.                                                  2,137          202,481
Apache Corp.                                                              2,912          199,530
Baker Hughes Incorporated                                                 3,070          186,595
BJ Services Co.                                                           2,800          102,676
Burlington Resources, Inc.                                                3,400          293,080
Chevron Corporation                                                      20,114        1,141,872
ConocoPhillips                                                           12,464          725,156
Devon Energy Corp.                                                        4,028          251,911
El Paso Corp.                                                             6,183           75,185
EOG Resources, Inc.                                                       2,200          161,414
Exxon Mobil Corp.                                                        55,916        3,140,802   (h)
Halliburton Co.                                                           4,600          285,016
Kerr-McGee Corp.                                                          1,030           93,586
Kinder Morgan, Inc.                                                         900           82,755
Marathon Oil Corp.                                                        3,341          203,701
Murphy Oil Corp.                                                          1,500           80,985
Nabors Industries Ltd.                                                    1,400          106,050   (a)
National Oilwell Varco, Inc.                                              1,600          100,320   (a)
Noble Corp.                                                               1,200           84,648
Occidental Petroleum Corp.                                                3,600          287,568
Rowan Companies, Inc.                                                       900           32,076
Schlumberger Ltd.                                                         5,300          514,895
Sunoco, Inc.                                                              1,200           94,056
The Williams Companies, Inc.                                              5,000          115,850
Transocean Inc.                                                           2,951          205,655   (a)
Valero Energy Corp.                                                       5,500          283,800
Weatherford International Ltd.                                            3,100          112,220   (a)
XTO Energy Inc.                                                           3,166          139,114
                                                                                       9,391,771

FINANCIALS - 20.8%
ACE Ltd.                                                                  2,900          154,976
AFLAC Incorporated                                                        4,500          208,890
Allstate Corp.                                                            5,900          319,013
AMBAC Financial Group, Inc.                                                 950           73,207
American Express Co.                                                     11,100          571,206   (h)
American International Group, Inc.                                       23,338        1,592,352   (h)
Ameriprise Financial Inc.                                                 2,260           92,660
AmSouth Bancorp                                                           3,200           83,872
AON Corp.                                                                 2,800          100,660
Apartment Investment & Management Co. (Class A) (REIT)                      800           30,296
Archstone-Smith Trust (REIT)                                              1,900           79,591
Bank of America Corp.                                                    35,558        1,641,002   (h)
BB&T Corp.                                                                4,900          205,359
Capital One Financial Corp.                                               2,600          224,640
Charles Schwab Corp.                                                      9,500          139,365
Chubb Corp.                                                               1,800          175,770
Cincinnati Financial Corp.                                                1,538           68,718
CIT Group, Inc.                                                           1,800           93,204
Citigroup, Inc.                                                          45,513        2,208,746
Comerica Incorporated                                                     1,550           87,978
Compass Bancshares, Inc.                                                  1,100           53,119
Countrywide Financial Corp.                                               5,298          181,139
E*Trade Financial Corp.                                                   3,300           68,838   (a)
Equity Office Properties Trust (REIT)                                     3,700          112,221
Equity Residential (REIT)                                                 2,500           97,800
Federal Home Loan Mortgage Corp.                                          6,200          405,170
Federal National Mortgage Assoc.                                          8,700          424,647
Federated Investors Inc. (Class B)                                          700           25,928
Fifth Third Bancorp                                                       5,019          189,317
First Horizon National Corp.                                              1,100           42,284
Franklin Resources, Inc.                                                  1,300          122,213
Genworth Financial, Inc. (Class A)                                        3,300          114,114
Golden West Financial Corp.                                               2,300          151,800
Goldman Sachs Group, Inc.                                                 4,100          523,611
Huntington Bancshares Incorporated                                        2,078           49,352
Janus Capital Group, Inc.                                                 2,000           37,260
Jefferson-Pilot Corp.                                                     1,250           71,162
JPMorgan Chase & Co.                                                     31,380        1,245,472
Keycorp                                                                   3,700          121,841
Lehman Brothers Holdings Inc.                                             2,400          307,608
Lincoln National Corp.                                                    1,600           84,848
Loews Corp.                                                               1,200          113,820
M&T Bank Corp.                                                              700           76,335
Marsh & McLennan Companies Inc.                                           4,800          152,448
Marshall & Ilsley Corp.                                                   1,900           81,776
MBIA Inc.                                                                 1,200           72,192
MBNA Corp.                                                               12,375          335,981
Mellon Financial Corp.                                                    3,800          130,150
Merrill Lynch & Company, Inc.                                             8,300          562,159
Metlife, Inc.                                                             6,800          333,200
MGIC Investment Corp.                                                       800           52,656
Moody's Corp.                                                             2,300          141,266
Morgan Stanley                                                            9,700          550,378
National City Corp.                                                       5,100          171,207
North Fork Bancorporation, Inc.                                           4,250          116,280
Northern Trust Corp.                                                      1,600           82,912
Plum Creek Timber Company, Inc (REIT)                                     1,600           57,680
Principal Financial Group                                                 2,500          118,575
Progressive Corp.                                                         1,800          210,204
Prologis (REIT)                                                           2,200          102,784
Prudential Financial, Inc.                                                4,600          336,674
Public Storage, Inc. (REIT)                                                 700           47,404
Regions Financial Corp.                                                   4,122          140,808
Safeco Corp.                                                              1,100           62,150
Simon Property Group, Inc. (REIT)                                         1,600          122,608
SLM Corp.                                                                 3,800          209,342
Sovereign Bancorp, Inc.                                                   3,300           71,346
State Street Corp.                                                        3,000          166,320   (e)
SunTrust Banks, Inc.                                                      3,300          240,108
Synovus Financial Corp.                                                   2,700           72,927
T Rowe Price Group, Inc.                                                  1,200           86,436
The Bank of New York Company, Inc.                                        7,000          222,950
The Bear Stearns Companies Inc.                                           1,020          117,841
The Hartford Financial Services Group, Inc.                               2,700          231,903
The PNC Financial Services Group, Inc.                                    2,600          160,758
The St. Paul Travelers Companies, Inc.                                    6,076          271,415
Torchmark Corp.                                                             900           50,040
UnumProvident Corp.                                                       2,746           62,472
US Bancorp                                                               16,306          487,386
Vornado Realty Trust (REIT)                                               1,100           91,817
Wachovia Corp.                                                           14,102          745,432
Washington Mutual Inc.                                                    9,014          392,109
Wells Fargo & Co.                                                        15,100          948,733
XL Capital Ltd.                                                           1,500          101,070
Zions Bancorporation                                                        900           68,004
                                                                                      21,551,305

HEALTHCARE - 13.0%
Abbott Laboratories                                                      14,000          552,020   (h)
Aetna, Inc.                                                               2,600          245,206
Allergan, Inc.                                                            1,200          129,552
AmerisourceBergen Corp.                                                   1,844           76,342
Amgen, Inc.                                                              11,076          873,453   (a)
Applera Corp. - Applied Biosystems Group                                  1,700           45,152
Bausch & Lomb Inc.                                                          500           33,950
Baxter International, Inc.                                                5,600          210,840
Becton Dickinson & Co.                                                    2,300          138,184
Biogen Idec, Inc.                                                         3,095          140,296   (a)
Biomet, Inc.                                                              2,225           81,368
Boston Scientific Corp.                                                   5,400          132,246   (a)
Bristol-Myers Squibb Co.                                                 17,600          404,448
C.R. Bard, Inc.                                                             900           59,328
Cardinal Health, Inc.                                                     3,875          266,406
Caremark Rx, Inc.                                                         4,080          211,303   (a)
Chiron Corp.                                                              1,000           44,460   (a)
Cigna Corp.                                                               1,100          122,870
Coventry Health Care, Inc.                                                1,500           85,440   (a)
Eli Lilly & Co.                                                          10,200          577,218   (h)
Express Scripts, Inc.                                                     1,300          108,940   (a)
Fisher Scientific International Inc.                                      1,100           68,046   (a)
Forest Laboratories, Inc.                                                 3,000          122,040   (a)
Genzyme Corp.                                                             2,300          162,794   (a)
Gilead Sciences, Inc.                                                     4,100          215,783   (a)
Guidant Corp.                                                             3,000          194,250
HCA Inc.                                                                  3,800          191,900
Health Management Associates Inc. (Class A)                               2,200           48,312
Hospira, Inc.                                                             1,400           59,892   (a)
Humana Inc.                                                               1,400           76,062   (a)
IMS Health Inc.                                                           1,988           49,541
Johnson & Johnson                                                        26,668        1,602,747   (h)
King Pharmaceuticals, Inc.                                                2,366           40,033   (a)
Laboratory Corporation of America Holdings                                1,200           64,620   (a)
Manor Care, Inc.                                                            800           31,816
McKesson Corp.                                                            2,844          146,722
Medco Health Solutions, Inc.                                              2,694          150,325   (a)
Medimmune, Inc.                                                           2,300           80,546   (a)
Medtronic Inc.                                                           10,800          621,756
Merck & Company, Inc.                                                    19,600          623,476
Millipore Corp.                                                             500           33,020   (a)
Mylan Laboratories Inc.                                                   1,900           37,924
Patterson Companies, Inc.                                                 1,200           40,080   (a)
PerkinElmer, Inc.                                                         1,100           25,916
Pfizer Inc.                                                              66,269        1,545,393   (h)
Quest Diagnostics Inc.                                                    1,500           77,220
Schering-Plough Corp.                                                    13,200          275,220
St. Jude Medical, Inc.                                                    3,300          165,660   (a)
Stryker Corp.                                                             2,600          115,518
Tenet Healthcare Corp.                                                    4,200           32,172   (a)
Thermo Electron Corp.                                                     1,400           42,182   (a)
UnitedHealth Group Incorporated                                          12,200          758,108
Waters Corp.                                                              1,100           41,580   (a)
Watson Pharmaceuticals, Inc.                                                900           29,259   (a)
WellPoint, Inc.                                                           5,500          438,845   (a)
Wyeth                                                                    12,100          557,447   (h)
Zimmer Holdings, Inc.                                                     2,190          147,694   (a)
                                                                                      13,452,921

INDUSTRIALS - 11.1%
Allied Waste Industries, Inc.                                             1,700           14,858   (a)
American Power Conversion Corp.                                           1,600           35,200
American Standard Companies, Inc.                                         1,600           63,920
Avery Dennison Corp.                                                      1,000           55,270
Boeing Co.                                                                7,300          512,752
Burlington Northern Santa Fe Corp.                                        3,400          240,788
Caterpillar, Inc.                                                         6,100          352,397
Cendant Corp.                                                             9,338          161,080
Cintas Corp.                                                              1,300           53,534
Cooper Industries Ltd.                                                      800           58,400
CSX Corp.                                                                 1,900           96,463
Cummins, Inc.                                                               400           35,892
Danaher Corp.                                                             2,200          122,716
Deere & Co.                                                               2,200          149,842
Dover Corp.                                                               1,800           72,882
Eaton Corp.                                                               1,300           87,217
Emerson Electric Co.                                                      3,700          276,390
Equifax, Inc.                                                             1,100           41,822
FedEx Corp.                                                               2,700          279,153
Fluor Corp.                                                                 800           61,808
General Dynamics Corp.                                                    1,800          205,290
General Electric Co.                                                     94,800        3,322,740   (h,n)
Goodrich Corp.                                                            1,100           45,210
Honeywell International Inc.                                              7,650          284,963
Illinois Tool Works Inc.                                                  1,900          167,181
Ingersoll-Rand Co. Ltd. (Class A)                                         3,000          121,110
ITT Industries, Inc.                                                        800           82,256
L-3 Communications Holdings, Inc.                                         1,100           81,785
Lockheed Martin Corp.                                                     3,300          209,979
Masco Corp.                                                               3,800          114,722
Monster Worldwide, Inc.                                                   1,100           44,902   (a)
Navistar International Corp.                                                600           17,172   (a)
Norfolk Southern Corp.                                                    3,600          161,388
Northrop Grumman Corp.                                                    3,184          191,390
Paccar Inc.                                                               1,500          103,845
Pall Corp.                                                                1,200           32,232
Parker Hannifin Corp.                                                     1,100           72,556
Pitney Bowes Inc.                                                         2,100           88,725
Raytheon Co.                                                              4,000          160,600
Robert Half International Inc.                                            1,500           56,835
Rockwell Automation, Inc.                                                 1,600           94,656
Rockwell Collins, Inc.                                                    1,600           74,352
RR Donnelley & Sons Co.                                                   1,900           64,999
Ryder System, Inc.                                                          600           24,612
Southwest Airlines Co.                                                    6,150          101,045
Textron Inc.                                                              1,200           92,376
3M Co.                                                                    6,900          534,750
Tyco International Ltd.                                                  18,166          524,271
Union Pacific Corp.                                                       2,400          193,224
United Parcel Service Inc. (Class B)                                      9,900          743,985
United Technologies Corp.                                                 9,200          514,372
W.W. Grainger, Inc.                                                         700           49,770
Waste Management, Inc.                                                    5,070          153,874
                                                                                      11,503,551

INFORMATION TECHNOLOGY - 14.7%
ADC Telecommunications, Inc.                                                985           22,005   (a)
Adobe Systems Incorporated                                                5,300          195,888
Advanced Micro Devices, Inc.                                              3,700          113,220   (a)
Affiliated Computer Services, Inc. (Class A)                              1,100           65,098   (a)
Agilent Technologies, Inc.                                                3,655          121,675   (a)
Altera Corp.                                                              3,300           61,149   (a)
Analog Devices, Inc.                                                      3,300          118,371
Andrew Corp.                                                              1,600           17,168   (a)
Apple Computer, Inc.                                                      7,600          546,364   (a)
Applied Materials, Inc.                                                  14,700          263,718
Applied Micro Circuits Corp.                                              2,800            7,196   (a)
Autodesk, Inc.                                                            2,000           85,900
Automatic Data Processing, Inc.                                           5,200          238,628
Avaya, Inc.                                                               3,640           38,839   (a)
BMC Software, Inc.                                                        1,900           38,931   (a)
Broadcom Corp. (Class A)                                                  2,600          122,590   (a)
Ciena Corp.                                                               5,300           15,741   (a)
Cisco Systems, Inc.                                                      55,200          945,024   (a,h)
Citrix Systems, Inc.                                                      1,400           40,292   (a)
Computer Associates International, Inc.                                   4,250          119,807
Computer Sciences Corp.                                                   1,700           86,088   (a)
Compuware Corp.                                                           3,500           31,395   (a)
Comverse Technology, Inc.                                                 1,800           47,862   (a)
Convergys Corp.                                                           1,200           19,020   (a)
Corning Incorporated                                                     13,700          269,342   (a)
Dell, Inc.                                                               21,400          641,786   (a)
Electronic Arts, Inc.                                                     2,700          141,237   (a)
Electronic Data Systems Corp.                                             4,700          112,988
EMC Corporation                                                          21,362          290,950   (a)
First Data Corp.                                                          6,850          294,618
Fiserv, Inc.                                                              1,700           73,559   (a)
Freescale Semiconductor Inc. (Class B)                                    3,626           91,266   (a)
Gateway, Inc.                                                             3,000            7,530   (a)
Hewlett-Packard Co.                                                      25,728          736,593
Intel Corp.                                                              54,400        1,357,824   (h)
International Business Machines Corp.                                    14,200        1,167,240   (h)
Intuit Inc.                                                               1,600           85,280   (a)
Jabil Circuit, Inc.                                                       1,500           55,635   (a)
JDS Uniphase Corp.                                                       13,800           32,568   (a)
Kla-Tencor Corp.                                                          1,800           88,794
Lexmark International Inc. (Class A)                                      1,100           49,313   (a)
Linear Technology Corp.                                                   2,700           97,389
LSI Logic Corp.                                                           3,500           28,000   (a)
Lucent Technologies Inc.                                                 39,190          104,245   (a,h)
Maxim Integrated Products, Inc.                                           2,900          105,096
Mercury Interactive Corp.                                                   700           19,453   (a)
Micron Technology, Inc.                                                   5,500           73,205   (a)
Microsoft Corp.                                                          82,400        2,154,760   (h)
Molex, Inc.                                                               1,250           32,437
Motorola, Inc.                                                           22,061          498,358
National Semiconductor Corp.                                              3,200           83,136
NCR Corp.                                                                 1,600           54,304   (a)
Network Appliance, Inc.                                                   3,300           89,100   (a)
Novell, Inc.                                                              3,200           28,256   (a)
Novellus Systems, Inc.                                                    1,300           31,356   (a)
Nvidia Corp.                                                              1,500           54,840   (a)
Oracle Corp.                                                             33,700          411,477   (a)
Parametric Technology Corp.                                               2,500           15,250   (a)
Paychex, Inc.                                                             3,000          114,360
PMC - Sierra, Inc.                                                        1,500           11,565   (a)
QLogic Corp.                                                                800           26,008   (a)
QUALCOMM, Inc.                                                           14,800          637,584
Sabre Holdings Corp. (Class A)                                            1,128           27,196
Sanmina-SCI Corp.                                                         4,300           18,318   (a)
Scientific-Atlanta, Inc.                                                  1,300           55,991
Siebel Systems, Inc.                                                      4,700           49,726
Solectron Corp.                                                           8,400           30,744   (a)
Sun Microsystems, Inc.                                                   30,600          128,214   (a)
Symantec Corp.                                                            9,559          167,282   (a)
Symbol Technologies, Inc.                                                 2,200           28,204
Tektronix, Inc.                                                             800           22,568
Tellabs, Inc.                                                             4,200           45,780   (a)
Teradyne, Inc.                                                            1,800           26,226   (a)
Texas Instruments Incorporated                                           14,600          468,222
Unisys Corp.                                                              2,700           15,741   (a)
Xerox Corp.                                                               8,600          125,990   (a)
Xilinx, Inc.                                                              3,100           78,151
Yahoo! Inc.                                                              11,200          438,816   (a)
                                                                                      15,255,840

MATERIALS - 2.9%
Air Products & Chemicals, Inc.                                            2,000          118,380
Alcoa, Inc.                                                               7,784          230,173
Allegheny Technologies Incorporated                                         800           28,864
Ashland, Inc.                                                               600           34,740
Ball Corp.                                                                1,000           39,720
Bemis Co.                                                                 1,000           27,870
Dow Chemical Co.                                                          8,594          376,589
E.I. du Pont de Nemours and Co.                                           8,203          348,627
Eastman Chemical Co.                                                        700           36,113
Ecolab Inc.                                                               1,700           61,659
Engelhard Corp.                                                           1,100           33,165
Freeport-McMoRan Copper & Gold Inc. (Class B)                             1,600           86,080
Hercules Incorporated                                                     1,000           11,300   (a)
International Flavors & Fragrances Inc.                                     800           26,800
International Paper Co.                                                   4,475          150,405
Louisiana-Pacific Corp.                                                     900           24,723
MeadWestvaco Corp.                                                        1,600           44,848
Monsanto Co.                                                              2,453          190,181
Newmont Mining Corp.                                                      4,000          213,600
Nucor Corp.                                                               1,400           93,408
Pactiv Corp.                                                              1,300           28,600   (a)
Phelps Dodge Corp.                                                          900          129,483
PPG Industries, Inc.                                                      1,500           86,850
Praxair, Inc.                                                             2,900          153,584
Rohm & Haas Co.                                                           1,300           62,946
Sealed Air Corp.                                                            700           39,319   (a)
Sigma-Aldrich Corp.                                                         600           37,974
Temple-Inland Inc.                                                        1,100           49,335
United States Steel Corp.                                                 1,000           48,070
Vulcan Materials Co.                                                        900           60,975
Weyerhaeuser Co.                                                          2,200          145,948
                                                                                       3,020,329

TELECOMMUNICATION SERVICES - 2.9%
Alltel Corp.                                                              3,400          214,540
AT&T, Inc.                                                               35,089          859,330   (h)
BellSouth Corp.                                                          16,400          444,440
CenturyTel, Inc.                                                          1,200           39,792
Citizens Communications Co.                                               2,900           35,467
Qwest Communications International Inc.                                  13,317           75,241   (a)
Sprint Corporation                                                       26,401          616,727
Verizon Communications Inc.                                              24,666          742,940
                                                                                       3,028,477

UTILITIES - 3.3%
AES Corp.                                                                 6,000           94,980   (a)
Allegheny Energy, Inc.                                                    1,500           47,475   (a)
Ameren Corp.                                                              1,800           92,232
American Electric Power Company, Inc.                                     3,440          127,590
Centerpoint Energy, Inc.                                                  2,500           32,125
Cinergy Corp.                                                             1,800           76,428
CMS Energy Corp.                                                          1,800           26,118   (a)
Consolidated Edison, Inc.                                                 2,200          101,926
Constellation Energy Group, Inc.                                          1,600           92,160
Dominion Resources, Inc.                                                  3,084          238,085
DTE Energy Co.                                                            1,600           69,104
Duke Energy Corp.                                                         8,300          227,835
Dynegy Inc. (Class A)                                                     3,400           16,456   (a)
Edison International                                                      2,900          126,469
Entergy Corp.                                                             1,900          130,435
Exelon Corp.                                                              6,050          321,497
FirstEnergy Corp.                                                         2,931          143,590
FPL Group, Inc.                                                           3,500          145,460
KeySpan Corp.                                                             1,600           57,104
Nicor Inc.                                                                  400           15,724
NiSource Inc.                                                             2,447           51,044
Peoples Energy Corp.                                                        300           10,521
PG&E Corp.                                                                3,000          111,360
Pinnacle West Capital Corp.                                                 900           37,215
PPL Corp.                                                                 3,400           99,960
Progress Energy, Inc.                                                     2,275           99,918
Public Service Enterprise Group Incorporated                              2,300          149,431
Sempra Energy                                                             2,350          105,374
Southern Co.                                                              6,800          234,804
TECO Energy, Inc.                                                         1,700           29,206
TXU Corp.                                                                 4,200          210,798
Xcel Energy Inc.                                                          3,615           66,733
                                                                                       3,389,157

TOTAL INVESTMENTS IN SECURITIES                                                      101,217,240
  (COST $86,378,532)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.2%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%
GEI Short Term Investment Fund
  4.42%                                                               2,074,750        2,074,750   (d,l)

Money Market Obligations Trust
  3.88%                                                                   1,279            1,279

                                                               PRINCIPAL AMOUNT
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT - 0.2%
U.S. Treasury Bill
  4.16%                                  12/31/30              $        200,000          198,556

TOTAL SHORT-TERM INVESTMENTS                                                           2,274,585
  (COST $2,274,585)

TOTAL INVESTMENTS                                                                    103,491,825
  (COST $88,653,117)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                 283,802
                                                                                  --------------
NET ASSETS  - 100.0%                                                              $  103,775,627
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had
the following long futures contracts
open at December 31, 2005:

                                                                      NUMBER OF       CURRENT       UNREALIZED
DESCRIPTION                                  EXPIRATION DATE          CONTRACTS   NOTIONAL VALUE   DEPRECIATION
---------------------------------------------------------------------------------------------------------------
S & P Mini 500 Index Futures             March 2006                          40   $    2,509,600   $    (29,170)

                          GE INSTITUTIONAL VALUE EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 96.3%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.4%
Cablevision Systems Corp. (Class A)                                      12,864   $      301,918   (a,j)
Comcast Corp. (Class A)                                                  27,566          708,171   (a)
Koninklijke Philips Electronics N.V. ADR                                 24,771          770,378   (j)
Liberty Global Inc. (Series C)                                            8,428          178,674   (a,j)
Liberty Global, Inc. (Series A)                                           7,226          162,585   (a)
Lowe's Companies, Inc.                                                   10,236          682,332
News Corp. (Class A)                                                     39,139          608,611
Omnicom Group, Inc.                                                       9,633          820,057
Ross Stores, Inc.                                                        15,988          462,053   (j)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                 9,633          615,163
Target Corp.                                                             10,750          590,928
Time Warner Inc.                                                         62,622        1,092,128
Viacom Inc. (Class B)                                                    26,463          862,694
                                                                                       7,855,692

CONSUMER STAPLES - 10.1%
Altria Group, Inc.                                                        1,871          139,801
Anheuser-Busch Companies, Inc.                                            3,675          157,878
Clorox Co.                                                               26,647        1,515,948
General Mills, Inc.                                                      11,026          543,802
Kellogg Co.                                                              18,377          794,254
Kimberly-Clark Corp.                                                     18,377        1,096,188
PepsiCo, Inc.                                                            28,179        1,664,815
Procter & Gamble Co.                                                     16,499          954,962
Sara Lee Corp.                                                           18,377          347,325
The Coca-Cola Co.                                                        20,031          807,450
Wal-Mart Stores, Inc.                                                     9,924          464,443   (h)
                                                                                       8,486,866

ENERGY - 8.8%
Amerada Hess Corp.                                                        2,529          320,728
Burlington Resources, Inc.                                               16,859        1,453,246
EnCana Corp.                                                             14,933          674,374
Exxon Mobil Corp.                                                        59,726        3,354,809   (h)
Halliburton Co.                                                           6,984          432,729
Occidental Petroleum Corp.                                                7,226          577,213
Schlumberger Ltd.                                                         5,697          553,464
                                                                                       7,366,563

FINANCIALS - 17.1%
AFLAC Incorporated                                                        3,010          139,724
Allstate Corp.                                                           21,678        1,172,129
American International Group, Inc.                                       12,041          821,557
Bank of America Corp.                                                    42,635        1,967,605   (h)
BlackRock Inc. (Class A)                                                  3,128          339,325   (j)
Chubb Corp.                                                              10,202          996,225
Citigroup, Inc.                                                          34,924        1,694,862   (h)
Federal Home Loan Mortgage Corp.                                         14,150          924,703
Federal National Mortgage Assoc.                                          8,453          412,591
JPMorgan Chase & Co.                                                      4,962          196,942
MBNA Corp.                                                               21,678          588,558
Mellon Financial Corp.                                                   23,482          804,259
Merrill Lynch & Company, Inc.                                            10,842          734,329
Morgan Stanley                                                           19,237        1,091,507
Principal Financial Group                                                 4,043          191,759
Prudential Financial, Inc.                                                7,626          558,147
State Street Corp.                                                       12,864          713,180   (e)
SunTrust Banks, Inc.                                                      7,719          561,634
Wells Fargo & Co.                                                         5,513          346,382
                                                                                      14,255,418

HEALTHCARE - 13.1%
Abbott Laboratories                                                      38,959        1,536,153   (h)
Aetna, Inc.                                                               9,755          919,994
Bristol-Myers Squibb Co.                                                  3,675           84,452
Eli Lilly & Co.                                                          11,438          647,276
GlaxoSmithKline PLC ADR                                                  19,988        1,008,994
HCA Inc.                                                                  7,351          371,226
Johnson & Johnson                                                        17,458        1,049,226
Medco Health Solutions, Inc.                                             12,864          717,811   (a)
Novartis AG ADR                                                          10,659          559,384
Pfizer Inc.                                                              81,892        1,909,721
UnitedHealth Group Incorporated                                          16,356        1,016,362
Wyeth                                                                    23,780        1,095,545
                                                                                      10,916,144

INDUSTRIALS - 9.7%
ABB Ltd. ADR                                                             49,617          482,277   (a,j)
Burlington Northern Santa Fe Corp.                                        9,633          682,209
Cooper Industries Ltd.                                                    4,043          295,139
Deere & Co.                                                              17,091        1,164,068
Eaton Corp.                                                              15,345        1,029,496
General Dynamics Corp.                                                    5,271          601,158
Honeywell International Inc.                                              4,815          179,359
ITT Industries, Inc.                                                      1,562          160,605
Northrop Grumman Corp.                                                   17,462        1,049,641
Rockwell Collins, Inc.                                                    3,852          179,002
Textron Inc.                                                              5,881          452,719
3M Co.                                                                    3,010          233,275
Tyco International Ltd.                                                  29,385          848,051
United Technologies Corp.                                                13,485          753,946
                                                                                       8,110,945

INFORMATION TECHNOLOGY - 14.3%
Analog Devices, Inc.                                                     26,463          949,228
Applied Materials, Inc.                                                  18,377          329,683
Cisco Systems, Inc.                                                      56,601          969,009   (a)
EMC Corporation                                                          10,839          147,627   (a)
First Data Corp.                                                         35,835        1,541,263
Hewlett-Packard Co.                                                      14,485          414,706
Intel Corp.                                                              39,327          981,602
International Business Machines Corp.                                    20,583        1,691,923
Microsoft Corp.                                                          99,236        2,595,021
Novell, Inc.                                                             24,085          212,671   (a,j)
Oracle Corp.                                                            115,775        1,413,613   (a)
Sun Microsystems, Inc.                                                   68,646          287,627   (a)
Xerox Corp.                                                              25,727          376,901   (a)
                                                                                      11,910,874

MATERIALS - 6.7%
Air Products & Chemicals, Inc.                                           13,305          787,523
Alcan Inc.                                                                4,815          197,174   (j)
Alcoa, Inc.                                                               9,633          284,848
Barrick Gold Corp.                                                       18,083          503,973   (j)
Dow Chemical Co.                                                         13,323          583,814
Freeport-McMoRan Copper & Gold Inc. (Class B)                            19,296        1,038,125
MeadWestvaco Corp.                                                        7,351          206,049
Monsanto Co.                                                              4,870          377,571
Newmont Mining Corp.                                                      9,633          514,402
Praxair, Inc.                                                            11,357          601,467
Weyerhaeuser Co.                                                          7,465          495,228
                                                                                       5,590,174

TELECOMMUNICATION SERVICES - 3.1%
Alltel Corp.                                                             14,335          904,539
Sprint Corporation                                                       28,540          666,694
Verizon Communications Inc.                                              14,452          435,294
Vodafone Group PLC ADR                                                   26,492          568,783   (j)
                                                                                       2,575,310

UTILITIES - 4.0%
American Electric Power Company, Inc.                                     9,924          368,081   (j)
Constellation Energy Group, Inc.                                         16,540          952,704
Dominion Resources, Inc.                                                 10,596          818,011
Entergy Corp.                                                             9,152          628,285
PG&E Corp.                                                               15,988          593,475
                                                                                       3,360,556

TOTAL COMMON STOCK                                                                    80,428,542
  (COST $71,484,225)

------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.3%
------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                        17,612          557,772
Industrial Select Sector SPDR Fund                                       71,279        2,239,586

TOTAL EXCHANGE TRADED FUNDS                                                            2,797,358
  (COST $2,356,357)

TOTAL INVESTMENTS IN SECURITIES                                                       83,225,900
  (COST $73,840,582)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.1%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.2%
GEI Short Term Investment Fund
  4.42%                                                                 166,663          166,663   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 3.9%
State Street Navigator Securities
Lending Prime Portfolio
  4.29%                                                               3,217,862        3,217,862   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                           3,384,525
  (COST $3,384,525)

TOTAL INVESTMENTS                                                                     86,610,425
  (COST $77,225,107)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (3.7)%                                                                          (3,101,297)
                                                                                  --------------
NET ASSETS  - 100.0%                                                              $   83,509,128
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional Value Equity had
the following short futures contracts
open at December 31, 2005:

                                                                                                  UNREALIZED
                                                                    NUMBER OF      CURRENT       APPRECIATION
DESCRIPTION                               EXPIRATION DATE           CONTRACTS   NOTIONAL VALUE  /DEPRECIATION
-------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                  March 2006                     1       $    (313,875)   $          -

                     GE INSTITUTIONAL SMALL-CAP VALUE EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 96.7%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.8%
American Eagle Outfitters                                               181,200   $    4,163,976
Arbitron, Inc.                                                          111,500        4,234,770   (j)
Brinker International, Inc.                                             122,200        4,724,252
Finish Line (Class A)                                                   305,000        5,313,100
Interactive Data Corp.                                                  272,300        6,183,933
Meritage Homes Corp.                                                     86,300        5,429,996   (a)
RARE Hospitality International, Inc.                                     76,200        2,315,718   (a)
Standard-Pacific Corp.                                                  200,400        7,374,720
The Talbots, Inc.                                                       126,600        3,522,012
The Warnaco Group, Inc.                                                 109,500        2,925,840   (a)
Timberland Co. (Class A)                                                169,000        5,500,950   (a)
Triarc Companies, Inc. (Class A)                                         46,000          770,040   (j)
Triarc Companies, Inc. (Class B)                                        120,400        1,787,940   (j)
                                                                                      54,247,247

CONSUMER STAPLES - 2.4%
Central European Distribution Corp.                                      98,900        3,969,846   (a,j)
Smithfield Foods, Inc.                                                  199,900        6,116,940   (a)
                                                                                      10,086,786

ENERGY - 7.5%
Chesapeake Energy Corp.                                                 259,200        8,224,416   (j)
Hydril Company                                                           80,800        5,058,080   (a,j)
Oil States International, Inc.                                          320,600       10,156,608   (a,j)
St. Mary Land & Exploration Co.                                         223,700        8,234,397   (j)
                                                                                      31,673,501

FINANCIALS - 17.9%
American Equity Investment Life Holding Company                         114,600        1,495,530   (j)
BioMed Realty Trust, Inc. (REIT)                                        257,100        6,273,240
CarrAmerica Realty Corp. (REIT)                                          33,700        1,167,031
Cullen/Frost Bankers, Inc.                                              106,100        5,695,448
Federal Realty Investment Trust (REIT)                                  136,900        8,302,985
HCC Insurance Holdings, Inc.                                            242,950        7,210,756
Hilb Rogal & Hobbs Co.                                                  153,100        5,895,881   (j)
Jones Lang LaSalle Inc.                                                 139,600        7,028,860   (j)
Omega Healthcare Investors, Inc. (REIT)                                 360,200        4,534,918
Platinum Underwriters Holdings Ltd.                                      13,400          416,338   (j)
Raymond James Financial, Inc.                                           186,450        7,023,572
Sandy Spring Bancorp, Inc.                                               62,000        2,162,560   (j)
Sky Financial Group, Inc.                                               107,300        2,985,086
Sterling Bancorp                                                         84,777        1,672,650   (j)
W Holding Company, Inc.                                                 390,645        3,215,008   (j)
Webster Financial Corp.                                                 120,700        5,660,830
Westamerica Bancorporation                                               98,600        5,232,702
                                                                                      75,973,395

HEALTHCARE - 15.3%
Centene Corp.                                                           384,500       10,108,505   (a,j)
Computer Programs and Systems, Inc.                                     176,100        7,295,823   (j)
Immunicon Corp.                                                         205,100          703,493   (a,j)
Intermagnetics General Corp.                                            235,350        7,507,665   (a,j)
KV Pharmaceutical Co. (Class A)                                         234,700        4,834,820   (a,j)
LifePoint Hospitals, Inc.                                               108,500        4,068,750   (a)
Medical Action Industries Inc.                                          143,500        2,933,140   (a)
Molina Healthcare, Inc.                                                 109,500        2,917,080   (a,j)
Noven Pharmaceuticals Inc.                                              408,700        6,183,631   (a,j)
The Cooper Companies, Inc.                                              106,600        5,468,580   (j)
Thoratec Corp.                                                          283,300        5,861,477   (a,j)
Varian, Inc.                                                            169,900        6,760,321   (a)
                                                                                      64,643,285

INDUSTRIALS - 21.0%
ADESA, Inc.                                                             318,500        7,777,770
Comfort Systems USA, Inc.                                               220,300        2,026,760
DRS Technologies, Inc.                                                  211,300       10,865,046   (j)
EDO Corp.                                                                90,600        2,451,636   (j)
Genesee & Wyoming Inc. (Class A)                                        362,099       13,596,818   (a,j)
Harsco Corp.                                                             48,800        3,294,488
Manitowoc Co.                                                           203,500       10,219,770   (j)
Mine Safety Appliances Co.                                               92,700        3,356,667   (j)
Mueller Industries, Inc.                                                148,000        4,058,160
Oshkosh Truck Corp.                                                     230,300       10,269,077
Quanta Services, Inc.                                                   204,800        2,697,216   (a,j)
RailAmerica, Inc.                                                       120,300        1,322,097   (a,j)
Teledyne Technologies Inc.                                              186,700        5,432,970   (a)
TeleTech Holdings Inc.                                                  422,300        5,088,715   (a,j)
Woodward Governor Co.                                                    76,900        6,614,169   (j)
                                                                                      89,071,359

INFORMATION TECHNOLOGY - 16.7%
Blackbaud, Inc.                                                         251,400        4,293,912   (j)
Digital Insight Corp.                                                   127,400        4,079,348   (a,j)
Intergraph Corp.                                                        157,600        7,850,056   (a,j)
Itron, Inc.                                                              72,500        2,902,900   (a,j)
Lipman Electronic Engineering Ltd.                                       43,800        1,019,226   (a)
Manhattan Associates, Inc.                                              138,100        2,828,288   (a)
Micros Systems, Inc.                                                    202,200        9,770,304   (a,j)
Mobility Electronics, Inc.                                              400,300        3,866,898   (a,j)
MoneyGram International, Inc.                                           281,400        7,338,912
Parametric Technology Corp.                                           1,220,400        7,444,440   (a)
Photon Dynamics, Inc.                                                   162,300        2,966,844   (a,j)
Plantronics, Inc.                                                        81,300        2,300,790   (j)
Rudolph Technologies, Inc.                                              201,000        2,588,880   (a,j)
Semtech Corp.                                                           178,100        3,252,106   (a,j)
The BISYS Group, Inc.                                                   136,400        1,910,964   (a)
TNS, Inc.                                                               110,400        2,117,472   (a,j)
Websense, Inc.                                                           66,900        4,391,316   (a,j)
                                                                                      70,922,656

MATERIALS - 2.8%
Commercial Metals Co.                                                   202,700        7,609,358
Packaging Corporation of America                                        177,600        4,075,920   (j)
                                                                                      11,685,278

UTILITIES - 0.3%
IDACORP, Inc.                                                            50,500        1,479,650

TOTAL INVESTMENTS IN SECURITIES                                                      409,783,157
  (COST $357,880,167)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 23.3%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.0%
GEI Short Term Investment Fund
  4.42%                                                              16,908,527       16,908,527   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 19.3%
State Street Navigator Securities Lending
Prime Portfolio
  4.29%                                                              81,890,979       81,890,979   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          98,799,506
  (COST $98,799,506)

TOTAL INVESTMENTS                                                                    508,582,663
  (COST $456,679,673)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (20.0)%                                 (84,842,292)
                                                                                  --------------
NET ASSETS  - 100.0%                                                              $  423,740,371
                                                                                  ==============

                      GE INSTITUTIONAL INTERNATIONAL EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 97.9%
------------------------------------------------------------------------------------------------
BRAZIL - 3.1%
Cia Vale do Rio Doce ADR                                                398,524   $   16,395,277
Petroleo Brasileiro S.A. ADR                                            155,089        9,983,079   (j)
                                                                                      26,378,356

CANADA - 1.3%
Canadian National Railway Co.                                            68,490        5,460,907
Nortel Networks Corp.                                                   531,706        1,615,851   (a,j)
Potash Corp of Saskatchewan                                              48,079        3,831,824   (j)
                                                                                      10,908,582

CHINA - 0.5%
China Petroleum & Chemical Corp.                                      8,188,000        4,039,324

DENMARK - 0.5%
Group 4 Securicor PLC                                                 1,442,333        4,060,051

EGYPT - 0.1%
Orascom Construction Industries                                          25,058          960,620

FINLAND - 1.9%
Nokia OYJ                                                               908,979       16,565,275

FRANCE - 11.3%
Accor S.A.                                                               23,584        1,292,448   (j)
AXA S.A.                                                                331,274       10,651,960   (j)
BNP Paribas                                                             187,748       15,136,664   (h,j)
Carrefour S.A.                                                          128,342        5,991,850   (j)
Credit Agricole S.A.                                                    277,319        8,704,440   (j)
France Telecom S.A.                                                     199,581        4,941,377   (j)
Lagardere S.C.A. (Regd.)                                                 32,196        2,468,491   (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                    73,955        6,546,883   (j)
Renault S.A.                                                             16,711        1,358,119   (j)
Sanofi-Aventis                                                           96,188        8,395,932   (j)
Total S.A.                                                               82,183       20,570,445   (h,j)
Veolia Environnement                                                    259,504       11,705,184   (j)
                                                                                      97,763,793

GERMANY - 5.6%
Allianz AG (Regd.)                                                       53,752        8,111,801   (j)
BASF AG                                                                 102,586        7,830,253   (j)
Bayerische Motoren Werke AG                                              39,613        1,731,180   (j)
E.ON AG                                                                 125,506       12,937,267   (j)
Linde AG                                                                 57,278        4,443,570
Siemens AG (Regd.)                                                      157,696       13,467,146
                                                                                      48,521,217

HONG KONG - 1.8%
Hongkong Land Holdings Ltd.                                           1,511,992        4,747,655
Jardine Matheson Holdings Ltd.                                          217,231        3,736,373
Sun Hung Kai Properties Ltd. (REIT)                                     734,035        7,171,315   (j)
                                                                                      15,655,343

INDIA - 1.6%
ICICI Bank Ltd.                                                         393,233        5,089,925
Reliance Industries Ltd.                                                439,136        8,668,570
                                                                                      13,758,495

ITALY - 5.3%
Banca Intesa S.p.A.                                                   1,425,083        7,522,280   (j)
Ente Nazionale Idrocarburi S.p.A.                                       642,228       17,749,162   (j)
Saipem S.p.A.                                                           234,784        3,838,381
Telecom Italia S.p.A.                                                   207,729          513,331
UniCredito Italiano S.p.A.                                            2,401,507       16,486,299   (j)
                                                                                      46,109,453

JAPAN - 20.1%
Acom Co. Ltd.                                                           107,283        6,889,817
Aiful Corp.                                                              10,100          842,879
Asahi Glass Co. Ltd.                                                    774,035        9,987,760   (j)
Bank of Yokohama Ltd.                                                   894,768        7,315,522   (j)
Chiyoda Corp.                                                           523,427       12,018,022   (j)
Hoya Corp.                                                              256,300        9,207,083
Komatsu Ltd.                                                            414,734        6,855,427
Kubota Corp.                                                            407,000        3,417,241
Mitsubishi Estate Co. Ltd. (REIT)                                       741,857       15,399,048   (j)
Mitsubishi UFJ Financial Group, Inc.                                      1,207       16,361,942
Mitsui Sumitomo Insurance Co. Ltd.                                    1,152,000       14,084,013
Nidec Corp.                                                             157,108       13,350,786   (j)
Nomura Holdings, Inc.                                                 1,200,288       22,982,724
SMC Corp.                                                                48,258        6,889,327
Tokyu Corp.                                                             378,000        2,670,948   (j)
Toray Industries Inc.                                                   900,992        7,343,508   (j)
Toyota Motor Corp.                                                      342,367       17,752,148
                                                                                     173,368,195

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                             1,315,120        3,444,818

MEXICO - 1.1%
America Movil S.A. de C.V. ADR (Series L)                               331,580        9,702,031

NETHERLANDS - 3.1%
ING Groep N.V.                                                          253,989        8,778,066
Koninklijke Philips Electronics N.V.                                    592,047       18,331,661
                                                                                      27,109,727

NORWAY - 2.0%
Stolt Offshore S.A.                                                   1,022,992       11,859,682   (a)
Telenor ASA                                                             553,904        5,419,404
                                                                                      17,279,086

RUSSIA - 0.6%
LUKOIL ADR                                                               43,209        2,570,936   (b)
LUKOIL ADR                                                               43,092        2,542,428
                                                                                       5,113,364

SINGAPORE - 1.4%
CapitaLand Ltd.                                                       3,036,000        6,280,876
Singapore Telecommunications Ltd.                                     3,855,156        6,051,213
                                                                                      12,332,089

SOUTH KOREA - 2.5%
Kookmin Bank                                                            156,285       11,827,474   (a)
Samsung Electronics Co. Ltd.                                             15,520       10,117,901
                                                                                      21,945,375

SPAIN - 2.3%
Banco Santander Central Hispano S.A. (Regd.)                            945,812       12,439,302   (j)
Telefonica S.A.                                                         493,590        7,399,940
Telefonica S.A. ADR                                                       4,435          199,664
                                                                                      20,038,906

SWEDEN - 2.0%
Sandvik AB                                                              215,962       10,040,201   (j)
Telefonaktiebolaget LM Ericsson                                       2,185,089        7,495,405
                                                                                      17,535,606

SWITZERLAND - 9.0%
ABB Ltd. (Regd.)                                                      1,147,859       11,104,520   (a)
Adecco S.A. (Regd.)                                                      85,635        3,937,540
Credit Suisse Group (Regd.)                                             259,204       13,177,031   (h)
Holcim Ltd. (Regd.)                                                      79,727        5,414,141
Nestle S.A. (Regd.)                                                      56,188       16,754,721   (h)
Novartis AG (Regd.)                                                      62,209        3,259,252
Roche Holding AG                                                        128,097       19,176,401
Swiss Reinsurance                                                        71,246        5,200,399
                                                                                      78,024,005

TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.                           5,632,705       10,718,998

UNITED KINGDOM - 19.1%
BG Group PLC                                                            694,906        6,853,669
BHP Billiton PLC                                                      1,511,756       24,642,441   (h)
Brambles Industries PLC                                               1,140,737        8,166,362
Diageo PLC                                                              772,895       11,178,859
GlaxoSmithKline PLC                                                     796,733       20,092,855   (h)
Group 4 Securicor PLC                                                 1,404,230        3,881,246
Kingfisher PLC                                                          511,251        2,082,320
Lloyds TSB Group PLC                                                    916,760        7,688,246
National Grid PLC                                                       133,605        1,303,948
Prudential PLC                                                          861,555        8,134,910
Reed Elsevier PLC                                                       573,447        5,375,180
Rio Tinto PLC (Regd.)                                                   245,018       11,167,850
Royal Bank of Scotland Group PLC                                        397,799       11,985,271
Smith & Nephew PLC                                                      508,598        4,675,641
Smiths Group PLC                                                        705,788       12,673,980
Tesco PLC                                                             1,905,820       10,846,072
Vodafone Group PLC                                                    5,180,590       11,161,691   (h)
Wolseley PLC                                                            167,828        3,529,454
                                                                                     165,439,995

TOTAL INVESTMENTS IN SECURITIES                                                      846,772,704
  (COST $658,094,278)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.4%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.4%
GEI Short Term Investment Fund
  4.42%                                                              12,199,765       12,199,765   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 16.0%
State Street Navigator Securities Lending
Prime Portfolio
  4.29%                                                             138,200,794      138,200,794   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                         150,400,559
  (COST $150,400,559)

TOTAL INVESTMENTS                                                                    997,173,263
  (COST $808,494,837)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.3)%                                (132,583,376)
                                                                                  --------------
NET ASSETS  - 100.0%                                                              $  864,589,887
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional International
Equity had the following long futures
contracts open at December 31, 2005:

                                                                    NUMBER OF       CURRENT       UNREALIZED
DESCRIPTION                                EXPIRATION DATE          CONTRACTS   NOTIONAL VALUE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures           March 2006                     13     $      550,189   $      (4,294)
FTSE 100 Index Futures                   March 2006                     3             289,238            (155)
TOPIX Index Futures                      March 2006                     10          1,392,443          (4,236)
                                                                                                -------------
                                                                                                $      (8,684)
                                                                                                =============

The GE Institutional International
Equity was invested in the following
sectors at December 31, 2005:

SECTOR                                                        PERCENTAGE (BASED ON MARKET VALUE)
------------------------------------------------------------------------------------------------
Financials                                                                                 25.75%
Short-Term                                                                                 15.08%
Industrials                                                                                12.29%
Energy                                                                                      8.89%
Materials                                                                                   8.13%
Information Technology                                                                      6.93%
Consumer Discretionary                                                                      5.71%
Healthcare                                                                                  5.58%
Telecommunication Services                                                                  4.55%
Consumer Staples                                                                            4.49%
Utilities                                                                                   2.60%
                                                                                    ------------
                                                                                          100.00%
                                                                                    ============

                     GE INSTITUTIONAL PREMIER GROWTH EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 96.6%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.4%
Bed Bath & Beyond, Inc.                                                 297,891   $   10,768,760   (a)
Carnival Corp.                                                          317,199       16,960,631
Comcast Corp. (Class A)                                                 524,067       13,463,281   (a)
eBay, Inc.                                                              275,825       11,929,431   (a)
Liberty Global Inc. (Series C)                                          747,485       15,846,682   (a,j)
Liberty Media Corp. (Series A)                                        1,848,026       14,543,965   (a,h)
The Home Depot, Inc.                                                    402,705       16,301,498
                                                                                      99,814,248

ENERGY - 6.5%
Baker Hughes Incorporated                                               186,185       11,316,324   (j)
Schlumberger Ltd.                                                       227,554       22,106,871
                                                                                      33,423,195

FINANCIALS - 12.6%
AFLAC Incorporated                                                      365,468       16,965,025   (h,j)
Federal National Mortgage Assoc.                                        165,495        8,077,811
SLM Corp.                                                               351,677       19,373,886
State Street Corp.                                                      369,604       20,490,846   (e)
                                                                                      64,907,568

HEALTHCARE - 19.7%
Amgen, Inc.                                                             234,451       18,488,806   (a)
Johnson & Johnson                                                       289,617       17,405,982
LIncare Holdings Inc.                                                   227,555        9,536,830   (a)
Medtronic Inc.                                                          262,034       15,085,297
Pfizer Inc.                                                             537,858       12,542,849
UnitedHealth Group Incorporated                                         275,824       17,139,703
Zimmer Holdings, Inc.                                                   165,495       11,160,983   (a,j)
                                                                                     101,360,450

INDUSTRIALS - 3.7%
Dover Corp.                                                             468,903       18,985,882

INFORMATION TECHNOLOGY - 28.7%
Analog Devices, Inc.                                                    317,198       11,377,892
Cisco Systems, Inc.                                                     682,666       11,687,242   (a)
Dell, Inc.                                                              379,259       11,373,977   (a)
First Data Corp.                                                        475,797       20,464,029
Intel Corp.                                                             255,138        6,368,245
Intuit Inc.                                                             434,424       23,154,799   (a,j)
Linear Technology Corp.                                                 142,049        5,123,707
Microsoft Corp.                                                         744,726       19,474,585
Molex Inc. (Class A)                                                    641,293       15,769,395   (j)
Paychex, Inc.                                                           151,701        5,782,842
QUALCOMM, Inc.                                                          183,424        7,901,906
Yahoo! Inc.                                                             234,451        9,185,790   (a)
                                                                                     147,664,409

MATERIALS - 3.3%
Monsanto Co.                                                            220,660       17,107,770

TELECOMMUNICATION SERVICES - 2.7%
Vodafone Group PLC ADR                                                  641,293       13,768,561   (h)

TOTAL INVESTMENTS IN SECURITIES                                                      497,032,083
  (COST $454,973,174)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.8%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.3%
GEI Short Term Investment Fund
  4.42%                                                              17,059,646       17,059,646   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.5%
State Street Navigator Securities
Lending Prime Portfolio
  4.29%                                                               7,589,887        7,589,887   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          24,649,533
  (COST $24,649,533)

TOTAL INVESTMENTS                                                                    521,681,616
  (COST $479,622,707)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.4)%                                   (7,120,476)
                                                                                  --------------
NET ASSETS  - 100.0%                                                              $  514,561,140
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth
Equity had the following short futures
contracts open at December 31, 2005:

                                                                 NUMBER OF      CURRENT        UNREALIZED
DESCRIPTION                               EXPIRATION DATE        CONTRACTS   NOTIONAL VALUE   APPRECIATION
----------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                  March 2006                  7       $   (2,195,900)  $     23,975

                   GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 49.3%
------------------------------------------------------------------------------------------------
COMMON STOCK - 49.3%

CONSUMER DISCRETIONARY - 8.4%
Bed Bath & Beyond, Inc.                                                  12,899   $      466,299   (a)
Carnival Corp.                                                           45,064        2,409,572
Comcast Corp. (Class A)                                                  95,904        2,463,774   (a)
Discovery Holding Co. (Series A)                                         14,606          221,281   (a,j)
eBay, Inc.                                                               11,084          479,383   (a)
Liberty Global Inc. (Series C)                                           26,036          551,963   (a,j)
Liberty Global, Inc. (Series A)                                          19,515          439,088   (a)
Liberty Media Corp. (Series A)                                          302,935        2,384,098   (a)
Omnicom Group, Inc.                                                      14,337        1,220,509
Target Corp.                                                             17,601          967,527
The Home Depot, Inc.                                                     69,051        2,795,184
Viacom Inc. (Class B)                                                    50,069        1,632,249
                                                                                      16,030,927

CONSUMER STAPLES - 4.3%
Clorox Co.                                                               13,539          770,234   (j)
Colgate-Palmolive Co.                                                    45,890        2,517,067
PepsiCo, Inc.                                                            36,552        2,159,492
Sara Lee Corp.                                                           22,530          425,817
The Coca-Cola Co.                                                        56,414        2,274,048
                                                                                       8,146,658

ENERGY - 4.4%
EOG Resources, Inc.                                                       9,026          662,238
Exxon Mobil Corp.                                                        71,533        4,018,009
Halliburton Co.                                                          18,025        1,116,829
Schlumberger Ltd.                                                        26,808        2,604,397
                                                                                       8,401,473

FINANCIALS - 8.1%
AFLAC Incorporated                                                       21,027          976,073
American International Group, Inc.                                       50,015        3,412,523   (h)
Bank of America Corp.                                                    42,311        1,952,653
Berkshire Hathaway, Inc. (Class B)                                          376        1,103,748   (a,j)
Citigroup, Inc.                                                          25,048        1,215,579   (h)
Federal National Mortgage Assoc.                                         42,559        2,077,305
HCC Insurance Holdings, Inc.                                             12,637          375,066
MBNA Corp.                                                               37,053        1,005,989
Mellon Financial Corp.                                                   19,388          664,039
State Street Corp.                                                       35,202        1,951,599   (e)
SunTrust Banks, Inc.                                                      9,929          722,434
                                                                                      15,457,008

HEALTHCARE - 7.8%
Abbott Laboratories                                                      56,080        2,211,234
Aetna, Inc.                                                               8,512          802,767
Amgen, Inc.                                                              26,785        2,112,265   (a)
Johnson & Johnson                                                        46,066        2,768,567
LIncare Holdings Inc.                                                    29,290        1,227,544   (a)
Pfizer Inc.                                                             124,073        2,893,382
Wyeth                                                                    60,927        2,806,907
                                                                                      14,822,666

INDUSTRIALS - 3.0%
Corinthian Colleges, Inc.                                                20,884          246,014   (a,j)
Dover Corp.                                                              55,078        2,230,108
Southwest Airlines Co.                                                   62,642        1,029,208
Tyco International Ltd.                                                  49,568        1,430,532
United Technologies Corp.                                                 5,416          302,809
Waste Management, Inc.                                                   14,018          425,446
                                                                                       5,664,117

INFORMATION TECHNOLOGY - 12.4%
Activision, Inc.                                                         15,796          217,037   (a)
Automatic Data Processing, Inc.                                          31,041        1,424,472   (h)
Certegy, Inc.                                                            12,637          512,557   (j)
Checkfree Corp.                                                           6,770          310,743   (a)
Cisco Systems, Inc.                                                      95,395        1,633,162   (a)
Dell, Inc.                                                               35,045        1,051,000   (a)
EMC Corporation                                                          68,848          937,710   (a)
First Data Corp.                                                         90,263        3,882,212
Intel Corp.                                                              73,339        1,830,541
Intuit Inc.                                                              46,567        2,482,021   (a)
Microsoft Corp.                                                         159,870        4,180,601
Molex Inc. (Class A)                                                     80,113        1,969,979
Novellus Systems, Inc.                                                   35,550          857,466   (a)
Oracle Corp.                                                            139,907        1,708,264   (a)
Yahoo! Inc.                                                              16,432          643,806   (a)
                                                                                      23,641,571

MATERIALS - 0.9%
Monsanto Co.                                                             20,778        1,610,918

TOTAL COMMON STOCK                                                                    93,775,338
  (COST $89,914,236)

PREFERRED STOCK - 0.0%*
Zurich Regcaps Funding Trust I                                               45           45,281   (b)
  (COST $46,463)

TOTAL DOMESTIC EQUITY                                                                 93,820,619
  (COST $89,960,699)

------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 22.3%
------------------------------------------------------------------------------------------------

COMMON STOCK - 22.2%

CONSUMER DISCRETIONARY - 1.4%
Accor S.A.                                                                1,137           62,310   (j)
Bayerische Motoren Werke AG                                               1,910           83,471
Kingfisher PLC                                                           24,654          100,415
Koninklijke Philips Electronics N.V.                                     28,551          884,030
Lagardere S.C.A. (Regd.)                                                  1,553          119,070   (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                     3,566          315,681   (j)
Reed Elsevier PLC                                                        27,654          259,214
Renault S.A.                                                                806           65,504   (j)
Toyota Motor Corp.                                                       16,498          855,442
                                                                                       2,745,137

CONSUMER STAPLES - 1.1%
Carrefour S.A.                                                            6,189          288,943   (j)
Diageo PLC                                                               37,272          539,088
Nestle S.A. (Regd.)                                                       2,710          808,096
Tesco PLC                                                                91,906          523,039
                                                                                       2,159,166

ENERGY - 2.0%
BG Group PLC                                                             33,511          330,510
China Petroleum & Chemical Corp.                                        390,000          192,396
Ente Nazionale Idrocarburi S.p.A.                                        30,975          856,052   (j)
LUKOIL ADR                                                                4,488          264,792   (j)
Petroleo Brasileiro S.A. ADR                                              7,524          484,320   (j)
Saipem S.p.A.                                                            11,322          185,098
Stolt Offshore S.A.                                                      51,654          598,832   (a)
Total S.A.                                                                3,963          991,941   (j)
                                                                                       3,903,941

FINANCIALS - 6.5%
Acom Co. Ltd.                                                             5,170          332,022
Aiful Corp.                                                                 500           41,727
Allianz AG (Regd.)                                                        2,592          391,163
AXA S.A.                                                                 15,975          513,669   (j)
Banca Intesa S.p.A.                                                      64,875          342,442   (j)
Banco Santander Central Hispano S.A. (Regd.)                             43,129          567,232   (j)
Bank of Yokohama Ltd.                                                    40,803          333,601   (j)
BNP Paribas                                                               9,861          795,016   (j)
CapitaLand Ltd.                                                         146,000          302,045
Credit Agricole S.A.                                                     12,646          396,930
Credit Suisse Group (Regd.)                                              12,500          635,457
Hongkong Land Holdings Ltd.                                              73,000          229,220
ICICI Bank Ltd. ADR                                                       8,072          232,474   (j)
ING Groep N.V.                                                           12,248          423,301
Jardine Matheson Holdings Ltd.                                           10,468          180,050
Kookmin Bank                                                              7,130          539,590   (a)
Lloyds TSB Group PLC                                                     41,805          350,590
Mitsubishi Estate Co. Ltd. (REIT)                                        36,000          747,268   (j)
Mitsubishi UFJ Financial Group, Inc.                                         62          840,464
Mitsui Sumitomo Insurance Co. Ltd.                                       56,000          684,640
Nomura Holdings, Inc.                                                    57,900        1,108,650
Prudential PLC                                                           41,547          392,292
Royal Bank of Scotland Group PLC                                         18,140          546,539
Sun Hung Kai Properties Ltd. (REIT)                                      35,087          342,790
Swiss Reinsurance                                                         3,436          250,801
UniCredito Italiano S.p.A.                                              124,775          856,578   (j)
                                                                                      12,376,551

HEALTHCARE - 1.4%
GlaxoSmithKline PLC                                                      38,421          968,941
Novartis AG (Regd.)                                                       3,000          157,176
Roche Holding AG                                                          6,177          924,710
Sanofi-Aventis                                                            4,639          404,923
Smith & Nephew PLC                                                       24,526          225,472
                                                                                       2,681,222

INDUSTRIALS - 3.3%
ABB Ltd. (Regd.)                                                         55,354          535,501   (a)
Adecco S.A. (Regd.)                                                       4,143          190,497
Asahi Glass Co. Ltd.                                                     37,002          477,455   (j)
Brambles Industries PLC                                                  55,677          398,583
Canadian National Railway Co.                                             3,303          263,358
Chiyoda Corp.                                                            25,185          578,254   (j)
Group 4 Securicor PLC                                                    69,555          195,792
Group 4 Securicor PLC                                                    67,717          187,168
Komatsu Ltd.                                                             19,906          329,040
Kubota Corp.                                                             20,000          167,923   (j)
Malaysia International Shipping Corp. BHD                                63,364          165,975
Orascom Construction Industries                                           1,031           39,524
Reliance Industries Ltd. GDR                                             10,602          419,097   (b)
Sandvik AB                                                               10,379          482,526
Siemens AG (Regd.)                                                        7,605          649,463
SMC Corp.                                                                 2,297          327,920
Smiths Group PLC                                                         34,036          611,191
Tokyu Corp.                                                              18,000          127,188   (j)
Wolseley PLC                                                              8,093          170,197
                                                                                       6,316,652

INFORMATION TECHNOLOGY - 1.8%
Hoya Corp.                                                               12,400          445,446
Nidec Corp.                                                               7,628          648,215   (j)
Nokia OYJ                                                                43,845          799,033
Nortel Networks Corp.                                                    25,641           77,923   (a)
Samsung Electronics Co. Ltd.                                                750          488,945
Taiwan Semiconductor Manufacturing Co. Ltd.                             274,319          522,027
Telefonaktiebolaget LM Ericsson                                         105,757          362,773
                                                                                       3,344,362

MATERIALS - 2.0%
BASF AG                                                                   4,947          377,598
BHP Billiton PLC                                                         72,903        1,188,358
Cia Vale do Rio Doce ADR                                                 15,111          621,667
Holcim Ltd. (Regd.)                                                       3,845          261,108
Linde AG                                                                  2,762          214,273
Potash Corp of Saskatchewan                                               2,318          184,762
Rio Tinto PLC (Regd.)                                                    11,816          538,570
Toray Industries Inc.                                                    43,000          350,470
                                                                                       3,736,806

TELECOMMUNICATION SERVICES - 2.0%
America Movil S.A. de C.V. ADR (Series L)                                16,039          469,301
France Telecom S.A.                                                       9,625          238,303
Singapore Telecommunications Ltd.                                       183,046          287,317
Telecom Italia S.p.A.                                                    10,017           24,754
Telefonica S.A.                                                          23,929          358,745   (j)
Telefonica S.A. ADR                                                         172            7,743
Telenor ASA                                                              26,768          261,898
Vodafone Group PLC                                                      249,827          538,258
Vodafone Group PLC ADR                                                   73,104        1,569,543   (j)
                                                                                       3,755,862

UTILITIES - 0.7%
E.ON AG                                                                   6,052          623,845
National Grid PLC                                                         6,443           62,882
Veolia Environnement                                                     12,514          564,456   (j)
                                                                                       1,251,183

TOTAL COMMON STOCK                                                                    42,270,882
  (COST $35,760,832)

PREFERRED STOCK - 0.1%
Cia Vale do Rio Doce ADR                                                  4,729          171,426
  (COST $76,527)

TOTAL FOREIGN EQUITY                                                                  42,442,308
  (COST $35,837,359)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.2%
------------------------------------------------------------------------------------------------
U.S. TREASURIES - 7.6%
U.S. Treasury Bonds
  5.38%                                  02/15/31              $        639,000   $      718,178   (h)
  8.13%                                  08/15/19 - 08/15/21            450,000          616,512   (h)
U.S. Treasury Inflation Indexed Bonds
  2.00%                                  01/15/14                       167,068          166,246   (h,m)
  3.88%                                  04/15/29                        31,499           42,582   (h,m)
U.S. Treasury Notes
  4.25%                                  11/30/07                     2,270,000        2,263,644
  4.38%                                  11/15/08 - 12/15/10          6,120,000        6,125,621   (h)
  4.50%                                  11/15/15                     4,405,000        4,443,544
                                                                                      14,376,327

FEDERAL AGENCIES - 1.2%
Federal Farm Credit Bank
  3.75%                                  01/15/09                       180,000          175,270   (h)
Federal Home Loan Bank
  2.38%                                  02/15/06                       965,000          962,461   (h)
Federal Home Loan Mortgage Corp.
  3.63%                                  09/15/08                       350,000          340,813   (h)
  4.13%                                  07/12/10                       550,000          536,110   (h)
  4.75%                                  12/08/10                        60,000           59,695   (h)
  6.75%                                  03/15/31                       150,000          188,370   (h)
                                                                                       2,262,719

AGENCY MORTGAGE BACKED - 6.6%
Federal Home Loan Mortgage Corp.
  4.50%                                  06/01/33 - 10/01/35            203,624          191,660
  5.00%                                  07/01/35 - 10/01/35            276,305          267,475
  5.50%                                  05/01/20                        22,692           22,827
  6.00%                                  04/01/17 - 05/01/35            386,336          391,059
  6.50%                                  03/01/32 - 12/01/34             95,045           97,372
  7.00%                                  08/01/23 - 02/01/35            374,320          390,694
Federal National Mortgage Assoc.
  4.00%                                  05/01/19 - 06/01/19             83,969           80,110
  4.50%                                  05/01/18 - 02/01/35            825,661          794,323
  5.00%                                  06/01/20 - 08/01/35            351,141          342,531
  5.50%                                  06/01/20 - 08/01/35            472,644          471,874
  6.00%                                  01/01/19 - 08/01/35          2,473,155        2,498,439
  6.50%                                  01/01/19 - 02/01/35          1,268,361        1,301,746
  7.00%                                  10/01/22 - 05/01/35            311,438          325,246
  4.50%                                  TBA                            340,000          330,756   (c)
  5.00%                                  TBA                          1,255,000        1,227,562   (c)
  5.50%                                  TBA                          2,960,000        2,930,400   (c)
Government National Mortgage Assoc.
  4.50%                                  08/15/33 - 09/15/34            216,992          208,311
  5.00%                                  08/15/33                        46,800           46,179
  6.00%                                  04/15/30 - 06/15/35            273,319          279,730
  6.50%                                  06/15/24 - 06/15/34             70,674           73,652
  7.00%                                  06/15/34                        18,602           19,524
  5.50%                                  TBA                            200,000          201,188   (c)
                                                                                      12,492,658

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp.
  2.28%                                  10/15/18                       139,281            8,342   (g,i)
  2.78%                                  12/15/30                       214,928           12,358   (g,i)
  4.50%                                  03/15/19                        65,478            5,932   (g)
  4.50%                                  05/15/17 - 11/15/19            150,000          144,562
  5.00%                                  10/15/14 - 12/01/34            826,241          155,313   (g)
  5.00%                                  05/15/20 - 02/15/35            680,000          645,591
  5.50%                                  10/15/34                        28,919           29,162
Federal National Mortgage Assoc.
  4.50%                                  05/25/18                        49,438            4,975   (g)
  4.50%                                  12/25/19                        25,000           23,611
  5.00%                                  02/25/11                         9,887              140   (g)
  5.00%                                  03/25/35                        50,000           47,257
  5.50%                                  07/25/34 - 02/25/35            168,706          169,940
  5.75%                                  02/25/35                        75,000           76,251
  6.50%                                  12/25/34                        40,598           42,209
Federal National Mortgage Assoc.
(Class 1)
  4.21%                                  11/01/34                       227,148          172,917   (d,f)
Federal National Mortgage Assoc. REMIC
  4.50%                                  11/25/13                        52,347            2,527   (g)
  5.00%                                  10/25/22                        35,170            5,343   (g)
  5.50%                                  08/25/33                       174,787           40,419   (g)
Government National Mortgage Assoc.
  5.00%                                  02/16/34                        35,000           33,224
                                                                                       1,620,073

CORPORATE NOTES - 6.5%
Abbey National PLC
  7.95%                                  10/26/29                        30,000           38,769
Adaro Finance B.V.
  8.50%                                  12/08/10                       100,000          100,750   (b)
AES Corp.
  8.75%                                  06/15/08                        95,000           99,750
AIG SunAmerica Global Financing VII
  5.85%                                  08/01/08                       100,000          102,103   (b)
Air Jamaica Ltd.
  9.38%                                  07/08/15                        40,000           39,700   (b)
Albertson's, Inc.
  7.50%                                  02/15/11                        25,000           25,709
Allegiance Corp.
  7.00%                                  10/15/26                        10,000           11,063
Allied Waste North America
  7.25%                                  03/15/15                       100,000          101,000
Allstate Life Global Funding Trusts
  3.85%                                  01/25/08                        30,000           29,398
ALROSA Finance S.A.
  8.88%                                  11/17/14                       100,000          114,610   (b)
Altria Group, Inc.
  7.20%                                  02/01/07                        20,000           20,435
America Movil S.A. de C.V.
  6.38%                                  03/01/35                        10,000            9,820
American Electric Power Company, Inc.
(Series D)
  5.25%                                  06/01/15                       125,000          124,634
American General Corp.
  7.50%                                  08/11/10                        35,000           38,228
American General Finance Corp.
  4.88%                                  07/15/12                        20,000           19,570
ANZ Capital Trust
  4.48%                                  12/31/49                        45,000           43,546   (b)
Appalachian Power Co. (Series G)
  3.60%                                  05/15/08                         5,000            4,844
Appalachian Power Co. (Series K)
  5.00%                                  06/01/17                        30,000           28,766
Archer-Daniels-Midland Co.
  5.38%                                  09/15/35                        30,000           28,806
Assurant, Inc.
  6.75%                                  02/15/34                        30,000           32,851
AT&T Corp.
  9.05%                                  11/15/11                        75,000           83,012
AT&T, Inc.
  4.13%                                  09/15/09                        60,000           57,962
  5.88%                                  08/15/12                        30,000           30,935
  6.15%                                  09/15/34                        35,000           35,172
BAC CAP TRUST V
  5.63%                                  03/08/35                        40,000           39,168
Banco BMG S.A.
  9.15%                                  01/15/16                        40,000           39,500   (b)
Banco Mercantil del Norte S.A.
  5.88%                                  02/17/14                        60,000           59,550   (b,i)
Banco Santander Chile
  5.38%                                  12/09/14                        30,000           29,955   (b)
Bank of America Corp.
  4.75%                                  10/15/06                        50,000           49,983
Bank One Corp.
  6.50%                                  02/01/06                        85,000           85,113
Barclays Bank PLC
  7.38%                                  06/29/49                        60,000           66,384   (b,i)
Bavaria S.A.
  8.88%                                  11/01/10                        25,000           27,345
  8.88%                                  11/01/10                        35,000           38,019   (b)
BBVA Bancomer Capital Trust I
  10.50%                                 02/16/11                        25,000           25,125   (b)
BellSouth Corp.
  6.55%                                  06/15/34                        30,000           31,970
BNP US Funding LLC (Series A)
  7.74%                                  12/31/49                        10,000           10,470   (b,i)
BNSF Funding Trust I
  6.61%                                  12/15/55                       135,000          141,447   (i)
Boeing Co.
  8.75%                                  09/15/31                        10,000           14,456
British Aerospace Finance, Inc.
  7.50%                                  07/01/27                        10,000           11,858   (b)
Burlington Northern Santa Fe Corp.
  8.13%                                  04/15/20                        60,000           75,431
Campbell Soup Co.
  5.50%                                  03/15/07                        10,000           10,061
Capital One Bank
  6.50%                                  06/13/13                         5,000            5,305
Capital One Financial Corp.
  8.75%                                  02/01/07                        45,000           46,696
Carolina Power & Light Co.
  5.15%                                  04/01/15                        20,000           19,859
  5.70%                                  04/01/35                        10,000           10,005
  6.13%                                  09/15/33                        10,000           10,593
Case New Holland Inc.
  6.00%                                  06/01/09                       150,000          145,500
Centex Corp.
  7.88%                                  02/01/11                        30,000           32,868
Chesapeake Energy Corp.
  7.75%                                  01/15/15                       105,000          111,300
Citigroup, Inc.
  5.00%                                  03/06/07                        25,000           25,046
  6.63%                                  06/15/32                        55,000           62,048
Clear Channel Communications, Inc.
  4.63%                                  01/15/08                        15,000           14,789
CNA Financial Corp.
  5.85%                                  12/15/14                        80,000           80,333
CNF Inc.
  6.70%                                  05/01/34                         5,000            5,233
Comcast Cable Communications Holdings,
Inc.
  9.46%                                  11/15/22                        90,000          118,303
Consolidated Natural Gas Co.
  5.38%                                  11/01/06                        10,000           10,028
Consumers Energy Co.
  5.15%                                  02/15/17                        20,000           19,119
  5.80%                                  09/15/35                        30,000           29,186
Corp Interamericana de Entretenimiento
S.A.
  8.88%                                  06/14/15                        40,000           39,100   (b)
COX Communications, Inc.
  5.45%                                  12/15/14                        30,000           29,255
Crown Americas LLC and Crown Americas
Capital Corp.
  7.75%                                  11/15/15                       145,000          150,075   (b)
CSX Transportation, Inc.
  9.75%                                  06/15/20                         8,000           10,922
DaimlerChrysler NA Holding Corp.
  4.05%                                  06/04/08                        30,000           29,248
  4.75%                                  01/15/08                        30,000           29,763
  6.50%                                  11/15/13                       195,000          203,898
  8.50%                                  01/18/31                        30,000           36,332
DBS Bank Ltd.
  5.00%                                  11/15/19                        35,000           34,056   (b,i)
Desarrolladora Homex S.A. de C.V.
(REIT)
  7.50%                                  09/28/15                        70,000           68,775   (b)
Detroit Edison Co. (Series B)
  5.45%                                  02/15/35                       145,000          137,003
Deutsche Telekom International Finance
BV
  3.88%                                  07/22/08                       150,000          146,476
Dex Media, Inc.
  8.50%                                  08/15/10                       140,000          146,650
DirecTV Holdings LLC
  6.38%                                  06/15/15                       100,000           97,750
Dominion Resources Inc. (Series B)
  4.13%                                  02/15/08                        60,000           58,939
Dominion Resources Inc. (Series G)
  3.66%                                  11/15/06                         5,000            4,941   (k)
Duke Capital LLC
  4.30%                                  05/18/06                        30,000           29,929
  4.33%                                  11/16/06                        35,000           34,756
  5.67%                                  08/15/14                        15,000           15,130
  8.00%                                  10/01/19                        30,000           35,907
Echostar DBS Corp.
  5.75%                                  10/01/08                       145,000          142,100
El Paso Electric Co.
  6.00%                                  05/15/35                        45,000           45,042
Emmis Communications Corp.
  10.37%                                 06/15/12                        45,000           45,169   (i)
Enterprise Products Operating LP
  4.00%                                  10/15/07                        20,000           19,582
EOP Operating LP (REIT)
  7.75%                                  11/15/07                        60,000           62,678
Evraz Group S.A.
  8.25%                                  11/10/15                       100,000           98,900   (b)
FirstEnergy Corp. (Series B)
  6.45%                                  11/15/11                        15,000           15,900
Flextronics International Ltd.
  6.25%                                  11/15/14                       150,000          147,938
Ford Motor Credit Co.
  6.63%                                  06/16/08                        75,000           68,063
FPL Group Capital, Inc.
  7.38%                                  06/01/09                        35,000           37,543
FPL Group Capital, Inc. (Series B)
  5.55%                                  02/16/08                        35,000           35,303
Gaz Capital for Gazprom
  8.63%                                  04/28/34                       100,000          126,500   (b)
Genentech, Inc.
  5.25%                                  07/15/35                        20,000           19,098
Georgia Power Co.
  4.88%                                  07/15/07                        15,000           15,014
Golden West Financial Corp.
  4.75%                                  10/01/12                        10,000            9,808
Goldman Sachs Group, Inc.
  5.13%                                  01/15/15                       170,000          167,890
Goodrich Corp.
  7.10%                                  11/15/27                        20,000           22,791
Greater Bay Bancorp
  5.25%                                  03/31/08                        10,000           10,006
Grupo Televisa S.A.
  6.63%                                  03/18/25                       100,000          101,761
GS Caltex Corp.
  5.50%                                  10/15/15                        45,000           44,875   (b)
GTE Corp.
  6.94%                                  04/15/28                        25,000           26,766
  7.51%                                  04/01/09                        30,000           31,859
Halliburton Co.
  8.75%                                  02/15/21                        50,000           65,794
Hertz Corp.
  8.88%                                  01/01/14                        50,000           50,938   (b)
Hopson Development Holdings Ltd.
  8.13%                                  11/09/12                       100,000          102,750   (b)
HSBC Bank USA NA
  3.88%                                  09/15/09                        65,000           62,696
HSBC Finance Corp.
  6.50%                                  11/15/08                        80,000           83,099
  6.75%                                  05/15/11                        70,000           74,985
IBM Canada Credit Services Company
  3.75%                                  11/30/07                        10,000            9,790   (b)
ING Groep N.V.
  5.78%                                  12/29/49                        30,000           30,488   (i)
International Business Machines Corp.
  3.80%                                  02/01/08                        10,000            9,821
International Lease Finance Corp.
  5.00%                                  04/15/10                        45,000           44,759
iStar Financial, Inc.
  4.88%                                  01/15/09                        60,000           59,289
  7.00%                                  03/15/08                         5,000            5,162
Jefferson Smurfit Corp. US
  7.50%                                  06/01/13                        35,000           32,200
Kansas Gas & Electric
  5.65%                                  03/29/21                        90,000           88,475
Kimco Realty Corp. (REIT)
  4.82%                                  06/01/14                        25,000           24,100
Kinder Morgan Energy Partners LP
  5.13%                                  11/15/14                        25,000           24,451
Kinder Morgan, Inc.
  6.50%                                  09/01/12                        40,000           42,457
Kraft Foods, Inc.
  5.25%                                  06/01/07                        75,000           75,248
L-3 Communications Corp.
  6.38%                                  10/15/15                        55,000           54,863   (b)
Laboratory Corp of America Holdings
  5.63%                                  12/15/15                        30,000           30,377
Lehman Brothers Holdings, Inc.
  5.00%                                  01/14/11                       150,000          149,718
Lyondell Chemical Co. (Series A)
  9.63%                                  05/01/07                        90,000           93,938
MacDermid, Inc.
  9.13%                                  07/15/11                       140,000          148,225
Marsh & McLennan Companies, Inc.
  5.15%                                  09/15/10                       126,000          125,049
Meritage Homes Corp.
  6.25%                                  03/15/15                       150,000          136,500
MGM Mirage
  5.88%                                  02/27/14                       150,000          143,250
Midamerican Energy Holdings Co.
  3.50%                                  05/15/08                        85,000           82,027
Mohegan Tribal Gaming Authority
  8.00%                                  04/01/12                        90,000           94,725
Morgan Stanley
  4.75%                                  04/01/14                        45,000           43,130
  5.30%                                  03/01/13                       100,000          100,233
Morgan Stanley Bank AG for OAO Gazprom
  9.63%                                  03/01/13                       100,000          120,000
Motorola, Inc.
  4.61%                                  11/16/07                        20,000           19,875
National Power Corp.
  8.63%                                  08/23/11                        30,000           32,234   (b,i)
Navistar International Corp. (Series B)
  6.25%                                  03/01/12                       150,000          134,250
Nell AF SARL
  8.38%                                  08/15/15                       100,000           99,000   (b)
Nelnet, Inc.
  5.13%                                  06/01/10                        55,000           53,775
New Cingular Wireless Services Inc.
  8.75%                                  03/01/31                       135,000          178,931
News America, Inc.
  7.25%                                  05/18/18                        20,000           22,367
Nexstar Broadcasting Group, Inc.
  7.00%                                  01/15/14                       100,000           91,625
Nextel Communications, Inc. (Series D)
  7.38%                                  08/01/15                        75,000           79,149
Nordea Bank AB
  5.42%                                  12/29/49                        20,000           19,826   (b,i)
Norfolk Southern Railway Co.
  9.75%                                  06/15/20                        22,000           31,082
Northeast Utilities (Series B)
  3.30%                                  06/01/08                        10,000            9,582
Northrop Grumman Corp.
  4.08%                                  11/16/06                        90,000           89,305
NorthWestern Corp.
  5.88%                                  11/01/14                        30,000           30,056
Novelis Inc.
  7.50%                                  02/15/15                       100,000           93,250   (b)
Ocean Energy, Inc.
  4.38%                                  10/01/07                         5,000            4,945
Odyssey Re Holdings Corp.
  7.65%                                  11/01/13                        45,000           47,021
Ohio Power Co. (Series E)
  6.60%                                  02/15/33                         5,000            5,512
Owens Brockway Glass Container Inc.
  6.75%                                  12/01/14                       100,000           97,000
Pacific Gas & Electric Co.
  6.05%                                  03/01/34                        20,000           20,624
PanAmSat Corp.
  9.00%                                  08/15/14                       100,000          104,750
Pemex Finance Ltd.
  9.69%                                  08/15/09                        26,250           28,286   (h)
Pemex Project Funding Master Trust
  6.13%                                  08/15/08                        50,000           51,098
  7.38%                                  12/15/14                       400,000          444,384
Pepco Holdings, Inc.
  5.04%                                  06/01/10                        20,000           20,086   (i)
  5.50%                                  08/15/07                        20,000           20,149
Potomac Edison Company
  5.35%                                  11/15/14                        15,000           14,993
Procter & Gamble - Esop (Series A)
  9.36%                                  01/01/21                        35,000           45,025
Puget Energy, Inc.
  5.48%                                  06/01/35                        30,000           29,106
Quest Diagnostics Inc.
  6.75%                                  07/12/06                        15,000           15,132
Qwest Corp.
  7.63%                                  06/15/15                       100,000          107,000   (b)
Rabobank Capital Funding II
  5.26%                                  12/31/49                        50,000           49,536   (b,i)
Rabobank Capital Funding Trust
  5.25%                                  12/29/49                        20,000           19,611   (b,i)
RBS Capital Trust I
  5.51%                                  09/29/49                       230,000          229,077   (i)
Reckson Operating Partnership LP
(REIT)
  5.88%                                  08/15/14                        20,000           20,140
Residential Capital Corp.
  6.13%                                  11/21/08                       105,000          105,358
Road King Infrastructure Finance 2004
Ltd.
  6.25%                                  07/15/11                       100,000           99,829
Rogers Cable Inc.
  5.50%                                  03/15/14                        85,000           79,581
Royal Bank of Scotland Group PLC
  7.65%                                  08/31/49                        30,000           36,245   (i)
SBC Communications, Inc.
  5.10%                                  09/15/14                        25,000           24,416
Simon Property Group LP (REIT)
  4.60%                                  06/15/10                        30,000           29,246
  4.88%                                  08/15/10                       120,000          118,257
Sinclair Broadcast Group, Inc.
  8.00%                                  03/15/12                       100,000          103,000
Smithfield Foods Inc.
  7.63%                                  02/15/08                        90,000           92,925
SouthTrust Bank
  7.00%                                  11/15/08                         5,000            5,269
Sprint Capital Corp.
  6.00%                                  01/15/07                        80,000           80,756
  8.38%                                  03/15/12                        10,000           11,596
  8.75%                                  03/15/32                       115,000          152,132
St. Paul Travelers Companies, Inc.
  5.50%                                  12/01/15                        30,000           30,251
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                  12/03/14                        10,000           10,000   (i)
State of Illinois
  4.95%                                  06/01/23                         5,000            4,886
  5.10%                                  06/01/33                        15,000           14,816
Stewart Enterprises, Inc.
  7.75%                                  02/15/13                       105,000          100,800   (b)
Sumitomo Mitsui Banking Corp.
  5.63%                                  07/29/49                        20,000           19,925   (b,i)
Telefonos de Mexico S.A. de C.V.
  4.50%                                  11/19/08                        35,000           34,331
TELUS Corp.
  7.50%                                  06/01/07                        50,000           51,650
  8.00%                                  06/01/11                        30,000           33,692
Tesoro Corp.
  6.25%                                  11/01/12                        20,000           20,100   (b)
  6.63%                                  11/01/15                        50,000           50,500   (b)
The Kroger Company
  6.80%                                  12/15/18                        30,000           32,030
Thomson Corp.
  5.50%                                  08/15/35                        25,000           24,313
Time Warner Entertainment Co. LP
  8.38%                                  07/15/33                        40,000           47,214
TXU Electric Delivery Co.
  5.00%                                  09/01/07                        25,000           24,955
  6.38%                                  05/01/12                         5,000            5,261
Tyson Foods, Inc.
  7.25%                                  10/01/06                         9,000            9,144
UBS Preferred Funding Trust I
  8.62%                                  10/29/49                        25,000           28,578   (i)
UFJ Finance Aruba AEC
  6.75%                                  07/15/13                       145,000          158,025
Union Pacific Corp.
  6.65%                                  01/15/11                        15,000           16,075
United Rentals North America, Inc.
  7.75%                                  11/15/13                       100,000           97,500
United Utilities PLC
  6.45%                                  04/01/08                        20,000           20,582
Valero Energy Corp.
  3.50%                                  04/01/09                        15,000           14,308
Verizon
  6.50%                                  09/15/11                        20,000           20,619
Verizon Global Funding Corp.
  7.75%                                  06/15/32                       145,000          172,481
Verizon Pennsylvania Inc.
  8.75%                                  08/15/31                        30,000           36,852
Viacom, Inc.
  5.63%                                  05/01/07                        10,000           10,053
VTB Capital SA for Vneshtorgbank
  5.25%                                  09/21/07                       200,000          200,000   (b,i)
Wells Fargo & Co.
  5.25%                                  12/01/07                        25,000           25,192
Westar Energy, Inc.
  5.15%                                  01/01/17                        15,000           14,588
Westfield Capital Corporation Limited
  4.38%                                  11/15/10                        35,000           33,878   (b)
Westlake Chemical Corp.
  8.75%                                  07/15/11                        85,000           90,950
Weyerhaeuser Co.
  6.13%                                  03/15/07                         8,000            8,107
XTO Energy, Inc.
  7.50%                                  04/15/12                        40,000           44,788
                                                                                      12,368,343

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.1%
Bank of America Alternative Loan Trust
  6.50%                                  07/25/35                        94,373           96,225   (h)
Master Alternative Loans Trust
  6.50%                                  05/25/35                       116,262          118,809   (h)
Master Alternative Loans Trust
(Class 3)
  6.50%                                  01/25/35                        38,202           38,727   (h)
                                                                                         253,761

SOVEREIGN BONDS - 0.4%
Government of Bahamas
  6.63%                                  05/15/33                        10,000           11,587   (b,h)
Government of Brazil
  8.75%                                  02/04/25                        40,000           44,200
Government of Brazilian
  11.00%                                 08/17/40                        75,000           96,675   (h)
Government of Indonesia
  8.50%                                  10/12/35                       100,000          108,750   (b)
Government of Peru
  7.35%                                  07/21/25                       100,000           98,500
Government of Turkey
  7.38%                                  02/05/25                       100,000          103,250
  11.88%                                 01/15/30                       100,000          153,750
Government of Vietnam
  6.88%                                  01/15/16                       100,000          104,250   (b,h)
Province of Quebec Canada
  5.00%                                  07/17/09                        60,000           60,480   (h)
Province of Saskatchewan Canada
  8.50%                                  07/15/22                        15,000           20,667
                                                                                         802,109

TOTAL BONDS AND NOTES                                                                 44,175,990
  (COST $44,374,405)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                        21,079   $      667,572
Financial Select Sector SPDR Fund                                        85,392        2,683,017

TOTAL EXCHANGE TRADED FUNDS                                                            3,350,589
  (COST $2,968,531)

TOTAL INVESTMENTS IN SECURITIES                                                      183,789,506
  (COST $173,140,994)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.7%
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.4%
GEI Short Term Investment Fund
  4.42%                                                              10,182,611   $   10,182,611   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
5.3%
State Street Navigator Securities
Lending Prime Portfolio
  4.29%                                                              10,057,884       10,057,884   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          20,240,495
  (COST $20,240,495)

TOTAL INVESTMENTS                                                                    204,030,001
  (COST $193,381,489)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (7.3)%                                                                         (13,825,470)
                                                                                  --------------
NET ASSETS - 100.0%                                                               $  190,204,531
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional Strategic
Investment Fund had the following
long future contract open at
December 31, 2005:

                                                                    NUMBER OF       CURRENT       UNREALIZED
DESCRIPTION                                EXPIRATION DATE          CONTRACTS   NOTIONAL VALUE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                    March 2006                     2       $      627,400   $          -

                             GE INSTITUTIONAL INCOME

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BONDS AND NOTES - 99.0%
------------------------------------------------------------------------------------------------
U.S. TREASURIES - 21.7%
U.S. Treasury Bonds
  5.38%                                  02/15/31              $      2,907,000   $    3,267,206   (j)
  7.13%                                  02/15/23                     1,630,000        2,109,187   (h,j)
  8.13%                                  08/15/19 - 08/15/21          2,181,000        2,983,836   (j)
U.S. Treasury Inflation Indexed Bonds
  2.00%                                  01/15/14                       997,021          992,115   (h,m)
  3.88%                                  04/15/29                       201,107          271,871   (h,m)
U.S. Treasury Notes
  4.13%                                  08/15/08                       230,000          228,769   (j)
  4.25%                                  11/30/07                    14,435,000       14,394,582   (j)
  4.38%                                  11/15/08 - 12/15/10         16,355,000       16,371,014   (j)
  4.50%                                  11/15/15                     9,120,000        9,199,800   (j)
                                                                                      49,818,380

FEDERAL AGENCIES - 3.7%
Federal Farm Credit Bank
  3.75%                                  01/15/09                     1,180,000        1,148,991   (h)
Federal Home Loan Bank
  2.38%                                  02/15/06                     1,515,000        1,511,014   (h)
Federal Home Loan Mortgage Corp.
  3.63%                                  09/15/08                       539,000          524,852   (j)
  4.13%                                  07/12/10                     2,665,000        2,597,698
  4.75%                                  12/08/10                     1,630,000        1,621,721   (h)
  6.75%                                  03/15/31                       915,000        1,149,054   (h)
                                                                                       8,553,330

AGENCY MORTGAGE BACKED - 22.8%
Federal Home Loan Mortgage Corp.
  4.50%                                  06/01/33 - 10/01/35          1,086,905        1,022,681
  5.00%                                  07/01/35 - 10/01/35          1,498,507        1,450,619
  5.50%                                  05/01/20                       154,604          155,518
  6.00%                                  04/01/17 - 05/01/35          1,869,148        1,893,204
  6.50%                                  01/01/27 - 12/01/34          1,922,987        1,970,227   (h)
  7.00%                                  10/01/16 - 02/01/35            298,000          310,244
  7.50%                                  09/01/12 - 09/01/33             64,927           68,047
  8.00%                                  11/01/30                        48,742           52,092
  8.50%                                  02/01/30 - 05/01/30            109,493          118,521
Federal National Mortgage Assoc.
  4.00%                                  05/01/19 - 06/01/19            566,752          540,706
  4.50%                                  05/01/18 - 02/01/35          4,943,939        4,754,686
  5.00%                                  06/01/20 - 08/01/35          2,045,444        1,994,786
  5.50%                                  04/01/14 - 08/01/35          3,273,367        3,268,768
  5.50%                                  10/01/24                       137,333          135,441   (i)
  6.00%                                  02/01/14 - 08/01/35          6,674,062        6,746,156
  6.50%                                  07/01/17 - 02/01/35          4,526,717        4,639,948
  7.00%                                  03/01/15 - 05/01/35          1,690,890        1,760,723   (h)
  7.50%                                  09/01/13 - 03/01/34            735,091          769,736   (h)
  8.00%                                  12/01/12 - 11/01/33            346,909          369,881
  8.50%                                  05/01/31                        14,720           15,925
  9.00%                                  06/01/09 - 12/01/22             68,223           72,514
  4.50%                                  TBA                            755,000          734,473   (c)
  5.00%                                  TBA                         14,625,000       14,372,613   (c)
  5.50%                                  TBA                          1,145,000        1,133,550   (c)
Government National Mortgage Assoc.
  4.50%                                  08/15/33 - 09/15/34          1,114,644        1,070,046   (h)
  5.00%                                  08/15/33                       258,959          255,522
  6.00%                                  04/15/27 - 06/15/35          1,075,098        1,100,234
  6.50%                                  04/15/19 - 08/15/34            587,900          612,598
  7.00%                                  03/15/12 - 06/15/34            131,634          137,300
  7.50%                                  08/15/31 - 10/15/33            141,468          149,100
  8.00%                                  05/15/30 - 09/15/30              2,739            2,946
  8.50%                                  10/15/17                        28,775           31,186
  9.00%                                  11/15/17 - 12/15/21            116,046          126,983
  5.50%                                  TBA                            700,000          704,157   (c)
                                                                                      52,541,131

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.4%
Federal Home Loan Mortgage Corp.
  2.28%                                  10/15/18                       818,276           49,010   (g,h,i)
  2.78%                                  12/15/30                     1,791,067          102,986   (g,h,i)
  4.08%                                  10/15/33                       280,000          200,942   (i)
  4.50%                                  04/15/13 - 03/15/19          1,622,918          156,530   (g)
  4.50%                                  05/15/17 - 11/15/19            600,000          576,017
  5.00%                                  01/15/11 - 12/01/34          8,273,483        1,376,291   (g,h)
  5.00%                                  05/15/20 - 02/15/35          4,510,000        4,277,635   (h)
  5.03%                                  12/15/33                       175,000          137,959   (i)
  5.50%                                  04/15/17 - 06/15/33            762,286          145,689   (g)
  5.50%                                  10/15/34                       438,604          442,284
  6.84%                                  06/15/33                       640,668          621,320   (i)
  7.50%                                  01/15/16                        80,954           84,576
  7.50%                                  07/15/27                        31,200            6,498   (g)
  8.00%                                  02/01/23 - 07/01/24             25,085            6,041   (g)
  14.77%                                 09/25/43                     2,813,584           31,304   (d,g,h,i)
Federal Home Loan Mortgage STRIPS
  4.72%                                  08/01/27                         5,762            4,818   (d,f)
Federal National Mortgage Assoc.
  1.16%                                  12/25/42                       671,627           16,056   (g,h,i)
  2.23%                                  06/25/43                     2,492,142          126,202   (g,i)
  2.62%                                  10/25/29                       586,493           35,034   (g,i)
  2.72%                                  12/25/30                       912,033           45,344   (g,h,i)
  3.12%                                  05/25/18                     1,146,773           83,141   (g,h,i)
  3.22%                                  09/25/42                     1,903,007          156,998   (g,h,i)
  3.27%                                  04/25/17 - 10/25/17          1,304,640           95,441   (g,h,i)
  3.32%                                  08/25/16                       423,003           23,646   (g,i)
  3.72%                                  06/25/42                       557,202           45,615   (g,i)
  4.00%                                  02/25/28                        44,873           44,041
  4.50%                                  05/25/18                       296,631           29,849   (g,h)
  4.50%                                  12/25/19                       225,000          212,497   (h)
  4.75%                                  11/25/14                       176,039           14,330   (g)
  5.00%                                  02/25/11 - 02/25/32            440,523           38,186   (g,h)
  5.00%                                  03/25/35                       300,000          283,541   (h)
  5.44%                                  09/25/31                       380,300          358,507   (h,i)
  5.50%                                  01/25/27                       359,075           43,426   (g,h)
  5.50%                                  07/25/34 - 02/25/35            938,526          945,179   (h)
  5.75%                                  02/25/35                       450,000          457,504   (h)
  6.00%                                  12/25/34                       275,000          280,520   (h)
  6.50%                                  12/25/34                       225,543          234,495   (h)
  8.00%                                  07/25/14                       241,418          248,189
Federal National Mortgage Assoc.
(Class 1)
  4.21%                                  11/01/34                     1,642,768        1,250,557   (d,f)
Federal National Mortgage Assoc.
(Class S)
  2.72%                                  02/25/31                       572,543           27,923   (g,i)
Federal National Mortgage Assoc. REMIC
  4.50%                                  11/25/13                       764,262           35,691   (g,h)
  5.00%                                  10/25/22                       265,371           40,317   (g,h)
  5.50%                                  08/25/33                     1,059,212          244,941   (g,h)
  6.98%                                  03/25/31                       575,645          567,730   (h,i)
Federal National Mortgage Assoc.
REMIC (Class J)
  1080.91%                               03/25/22                            38              614   (g)
Federal National Mortgage Assoc.
REMIC (Class K)
  1008.00%                               05/25/22                            38            1,193   (g)
Federal National Mortgage Assoc.
STRIPS (Class 2)
  7.50%                                  11/01/23                       146,779           36,947   (g)
  8.00%                                  08/01/23 - 07/01/24             52,701           10,715   (g)
Government National Mortgage Assoc.
  5.00%                                  02/16/34                       335,000          318,002   (h)
Vendee Mortgage Trust
  16.77%                                 05/15/33                     1,847,305           56,574   (d,g,h,i)
                                                                                      14,628,845

ASSET BACKED - 5.8%
Bank One Issuance Trust
  3.59%                                  05/17/10                        90,000           88,255
Bear Stearns Asset Backed Securities
Inc. (Class A)
  4.75%                                  01/25/34                       110,249          110,486   (h,i)
BMW Vehicle Owner Trust (Class B)
  2.93%                                  03/25/09                       192,000          189,760
Capital One Master Trust (Class C)
  6.70%                                  06/15/11                       200,000          208,031   (b,h)
Capital One Prime Auto Receivables
Trust (Class A)
  4.45%                                  09/17/07                        82,443           82,454   (i)
Carmax Auto Owner Trust
  4.35%                                  03/15/10                       235,000          232,147
Chase Funding Mortgage Loan
Asset-Backed Certificates
  4.63%                                  03/25/32                        48,046           48,139   (h,i)
Citibank Credit Card Issuance Trust
  4.45%                                  04/07/10                       252,000          248,447
  4.75%                                  03/07/08                     1,012,000        1,012,461   (i)
Countrywide Home Equity Loan Trust
(Class A)
  4.60%                                  07/15/27                       108,446          108,496   (h,i)
First USA Credit Card Master Trust
(Class A)
  4.51%                                  11/19/08                     1,400,000        1,400,465   (i)
Fleet Home Equity Loan Trust (Class A)
  4.62%                                  01/20/33                       333,601          333,939   (h,i)
Ford Credit Floorplan Master Owner
Trust (Class A)
  4.41%                                  07/15/09                     2,700,000        2,696,916   (i)
Honda Auto Receivables Owner Trust
(Class A)
  4.15%                                  10/15/10                       255,000          251,119
Household Automotive Trust (Class A)
  4.67%                                  07/17/09                       333,584          333,917   (h,i)
MBNA Master Credit Card Trust USA
(Class A)
  4.63%                                  08/15/08                       700,000          700,392   (i)
Metris Master Trust (Class A)
  4.52%                                  10/20/10                     2,000,000        2,000,858   (i)
Peco Energy Transition Trust
  6.52%                                  12/31/10                       169,000          179,850   (h)
Residential Asset Mortgage Products,
Inc.
  4.62%                                  03/25/34                        83,523           83,600   (h,i)
  4.71%                                  12/25/33                       199,436          199,683   (h,i)
Residential Asset Securities Corp.
  4.63%                                  07/25/32                        39,436           39,470   (h,i)
Residential Asset Securities Corp.
(Class A)
  4.16%                                  07/25/30                       179,000          176,422   (h,i)
  4.65%                                  04/25/32                       214,969          215,077   (h,i)
  4.75%                                  01/25/33                       158,877          159,213   (h,i)
Saxon Asset Securities Trust
  4.61%                                  05/25/35                     1,267,780        1,268,379   (h,i)
SLM Student Loan Trust (Class A)
  4.54%                                  06/15/18                       434,247          434,430   (h,i)
Volkswagen Auto Lease Trust (Class A)
  3.94%                                  10/20/10                       157,000          154,582
Wachovia Asset Securitization Inc.
(Class A)
  4.60%                                  06/25/34                       295,620          295,829   (h,i)
Wells Fargo Home Equity Trust
  3.97%                                  09/25/24                       117,000          114,535   (h,i)
                                                                                      13,367,352

CORPORATE NOTES - 30.3%
Abbey National PLC
  7.95%                                  10/26/29                       280,000          361,839   (h)
Adaro Finance B.V.
  8.50%                                  12/08/10                       245,000          246,837   (b)
AES Corp.
  8.75%                                  06/15/08                       515,000          540,750   (h)
AIG SunAmerica Global Financing VII
  5.85%                                  08/01/08                       305,000          311,415   (b)
Air Jamaica Ltd.
  9.38%                                  07/08/15                       260,000          258,050   (b)
Albertson's, Inc.
  7.50%                                  02/15/11                       160,000          164,537   (h)
Allegiance Corp.
  7.00%                                  10/15/26                       170,000          188,077   (h)
Allied Waste North America
  7.25%                                  03/15/15                       630,000          636,300
Allstate Life Global Funding Trusts
  3.85%                                  01/25/08                       315,000          308,676   (h)
Alltel Corp.
  4.66%                                  05/17/07                       400,000          398,186   (h)
ALROSA Finance S.A.
  8.88%                                  11/17/14                       275,000          315,176   (b)
Altria Group, Inc.
  7.20%                                  02/01/07                       150,000          153,266
America Movil S.A. de C.V.
  6.38%                                  03/01/35                        15,000           14,731
American Electric Power Company, Inc.
(Series D)
  5.25%                                  06/01/15                       220,000          219,356   (h)
American General Corp.
  7.50%                                  08/11/10                       165,000          180,218
American General Finance Corp.
  4.88%                                  07/15/12                       280,000          273,974   (h)
ANZ Capital Trust
  4.48%                                  12/31/49                       300,000          290,309   (b)
Appalachian Power Co. (Series G)
  3.60%                                  05/15/08                       135,000          130,784   (h)
Appalachian Power Co. (Series K)
  5.00%                                  06/01/17                       195,000          186,977   (h)
Archer-Daniels-Midland Co.
  5.38%                                  09/15/35                       195,000          187,238   (h)
Assurant, Inc.
  6.75%                                  02/15/34                       270,000          295,660
AT&T Corp.
  9.05%                                  11/15/11                       490,000          542,344   (h)
AT&T, Inc.
  4.13%                                  09/15/09                       390,000          376,754
  5.88%                                  08/15/12                       195,000          201,079
  6.15%                                  09/15/34                       255,000          256,256
BAC CAP TRUST V
  5.63%                                  03/08/35                       290,000          283,969   (h)
Banco BMG S.A.
  9.15%                                  01/15/16                       255,000          251,812   (b)
Banco Mercantil del Norte S.A.
  5.88%                                  02/17/14                       390,000          387,075   (b,i)
Banco Santander Chile
  5.38%                                  12/09/14                       305,000          304,538   (b)
Bank One Corp.
  6.50%                                  02/01/06                       325,000          325,432
Barclays Bank PLC
  7.38%                                  06/29/49                       400,000          442,563   (b,i)
Bavaria S.A.
  8.88%                                  11/01/10                       155,000          169,539
  8.88%                                  11/01/10                       205,000          222,681   (b)
BBVA Bancomer Capital Trust I
  10.50%                                 02/16/11                       320,000          321,600   (b,h)
BellSouth Corp.
  6.55%                                  06/15/34                       270,000          287,731   (h)
BNP US Funding LLC (Series A)
  7.74%                                  12/31/49                       115,000          120,408   (b,i)
BNSF Funding Trust I
  6.61%                                  12/15/55                       235,000          246,223   (i)
Boeing Co.
  8.75%                                  09/15/31                       110,000          159,019   (h)
BRE Properties Inc. (REIT)
  5.95%                                  03/15/07                       350,000          352,991   (h)
British Aerospace Finance, Inc.
  7.50%                                  07/01/27                       180,000          213,440   (b)
Burlington Northern Santa Fe Corp.
  8.13%                                  04/15/20                       415,000          521,731   (h)
Campbell Soup Co.
  5.50%                                  03/15/07                       230,000          231,411
Capital One Bank
  6.50%                                  06/13/13                       110,000          116,720
Capital One Financial Corp.
  8.75%                                  02/01/07                       295,000          306,116   (h)
Carolina Power & Light Co.
  5.15%                                  04/01/15                       140,000          139,014
  5.70%                                  04/01/35                        70,000           70,033
  6.13%                                  09/15/33                       150,000          158,897
Case New Holland Inc.
  6.00%                                  06/01/09                       870,000          843,900   (h)
Centex Corp.
  7.88%                                  02/01/11                       210,000          230,073
Chesapeake Energy Corp.
  7.75%                                  01/15/15                       570,000          604,200
Citigroup, Inc.
  6.63%                                  06/15/32                       515,000          580,997
Clear Channel Communications, Inc.
  4.63%                                  01/15/08                       130,000          128,170   (h)
CNA Financial Corp.
  5.85%                                  12/15/14                       370,000          371,542   (h)
CNF Inc.
  6.70%                                  05/01/34                        25,000           26,166
Comcast Cable Communications Holdings,
Inc.
  9.46%                                  11/15/22                        70,000           92,013   (h)
Consolidated Edison Company of
New York
  5.63%                                  07/01/12                       170,000          175,938   (h)
Consolidated Natural Gas Co.
  5.38%                                  11/01/06                       255,000          255,721   (h)
Consumers Energy Co.
  5.15%                                  02/15/17                       180,000          172,069
  5.80%                                  09/15/35                       195,000          189,709
Corp Interamericana de Entretenimiento
S.A.
  8.88%                                  06/14/15                       260,000          254,150   (b)
Countrywide Home Loans, Inc.
  5.63%                                  05/15/07                       265,000          266,970   (h)
COX Communications, Inc.
  5.45%                                  12/15/14                       285,000          277,920   (h)
Credit Suisse First Boston
International
  8.00%                                  11/06/15                       260,000          268,333   (b)
Crown Americas LLC and Crown Americas
Capital Corp.
  7.75%                                  11/15/15                       755,000          781,425   (b)
CSX Transportation, Inc.
  9.75%                                  06/15/20                       115,000          157,003
DaimlerChrysler NA Holding Corp.
  4.05%                                  06/04/08                       195,000          190,111
  4.75%                                  01/15/08                       195,000          193,461
  6.50%                                  11/15/13                       605,000          632,607
  8.50%                                  01/18/31                       195,000          236,160
DBS Bank Ltd.
  5.00%                                  11/15/19                       335,000          325,960   (b,i)
Desarrolladora Homex S.A. de C.V.
(REIT)
  7.50%                                  09/28/15                       460,000          451,950   (b)
Detroit Edison Co. (Series B)
  5.45%                                  02/15/35                       310,000          292,903   (h)
Deutsche Telekom International
Finance BV
  3.88%                                  07/22/08                       470,000          458,958   (h)
Dex Media, Inc.
  8.50%                                  08/15/10                       775,000          811,813   (h)
DirecTV Holdings LLC
  6.38%                                  06/15/15                       575,000          562,063
Dominion Resources Inc. (Series B)
  4.13%                                  02/15/08                       185,000          181,727   (h)
Dominion Resources Inc. (Series G)
  3.66%                                  11/15/06                       275,000          271,772   (h,k)
Duke Capital LLC
  4.30%                                  05/18/06                       180,000          179,572
  4.33%                                  11/16/06                        50,000           49,652   (h)
  5.67%                                  08/15/14                       345,000          347,989
Echostar DBS Corp.
  5.75%                                  10/01/08                       825,000          808,500   (h)
El Paso Electric Co.
  6.00%                                  05/15/35                       295,000          295,277   (h)
Emmis Communications Corp.
  10.37%                                 06/15/12                       250,000          250,937   (i)
Enterprise Products Operating LP
4.00%                                    10/15/07                       645,000          631,522   (h)
EOP Operating LP (REIT)
  7.75%                                  11/15/07                       255,000          266,381   (h)
Evraz Group S.A.
  8.25%                                  11/10/15                       305,000          301,645   (b)
FirstEnergy Corp. (Series B)
  6.45%                                  11/15/11                       250,000          264,999
Flextronics International Ltd.
  6.25%                                  11/15/14                       865,000          853,106   (h)
FPL Group Capital, Inc. (Series B)
  5.55%                                  02/16/08                       390,000          393,381
Gaz Capital for Gazprom
  8.63%                                  04/28/34                       515,000          651,475   (b)
Genentech, Inc.
  5.25%                                  07/15/35                       140,000          133,686
Georgia Power Co.
  4.88%                                  07/15/07                       305,000          305,277
Gerdau S.A.
  8.88%                                  12/31/49                       200,000          206,500   (b)
Goldman Sachs Group, Inc.
  5.13%                                  01/15/15                       585,000          577,741
Goodrich Corp.
  7.10%                                  11/15/27                       200,000          227,906
Greater Bay Bancorp
  5.25%                                  03/31/08                       225,000          225,145
Grupo Televisa S.A.
  6.63%                                  03/18/25                       295,000          300,195
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.
  9.38%                                  05/01/12                       160,000          175,200   (b)
GS Caltex Corp.
  5.50%                                  10/15/15                       300,000          299,165   (b)
GTE Corp.
  6.94%                                  04/15/28                       240,000          256,955
  7.51%                                  04/01/09                       195,000          207,083
Halliburton Co.
  8.75%                                  02/15/21                       490,000          644,779
Hertz Corp.
  8.88%                                  01/01/14                       250,000          254,687   (b)
Hopson Development Holdings Ltd.
  8.13%                                  11/09/12                       250,000          256,875   (b)
HSBC Bank USA NA
  3.88%                                  09/15/09                       605,000          583,559   (h)
HSBC Capital Funding LP
  4.61%                                  12/29/49                       255,000          240,488   (b,i)
HSBC Capital Funding LP (Series 1)
  9.55%                                  12/31/49                        64,000           74,901   (b,i)
HSBC Finance Corp.
  6.50%                                  11/15/08                       405,000          420,689
  6.75%                                  05/15/11                       330,000          353,499   (h)
IBM Canada Credit Services Company
  3.75%                                  11/30/07                       165,000          161,542   (b)
ILFC E-Capital Trust I
  5.90%                                  12/21/65                       300,000          301,179   (b,i)
ING Groep N.V.
  5.78%                                  12/29/49                       195,000          198,171   (i)
International Business Machines Corp.
  3.80%                                  02/01/08                       195,000          191,505
International Lease Finance Corp.
  5.00%                                  04/15/10                       295,000          293,420   (h)
iStar Financial, Inc.
  4.88%                                  01/15/09                       100,000           98,815
  7.00%                                  03/15/08                        90,000           92,923
Jefferson Smurfit Corp. US
  7.50%                                  06/01/13                       215,000          197,800
Kansas Gas & Electric
  5.65%                                  03/29/21                       150,000          147,458
Kimco Realty Corp. (REIT)
  4.82%                                  06/01/14                       195,000          187,984
Kinder Morgan Energy Partners LP
  5.13%                                  11/15/14                       225,000          220,061
Kinder Morgan, Inc.
  6.50%                                  09/01/12                       235,000          249,435   (h)
Kraft Foods, Inc.
  5.25%                                  06/01/07                       205,000          205,677
L-3 Communications Corp.
  6.38%                                  10/15/15                       300,000          299,250   (b)
Laboratory Corp of America Holdings
  5.63%                                  12/15/15                       195,000          197,451
Lyondell Chemical Co. (Series A)
  9.63%                                  05/01/07                       520,000          542,750   (h)
MacDermid, Inc.
  9.13%                                  07/15/11                       775,000          820,531   (h)
Marsh & McLennan Companies, Inc.
  4.27%                                  07/13/07                     1,000,000          996,771   (i)
  5.15%                                  09/15/10                       300,000          297,737
Meritage Homes Corp.
  6.25%                                  03/15/15                       870,000          791,700   (h)
MGM Mirage
  5.88%                                  02/27/14                       895,000          854,725   (h)
Midamerican Energy Holdings Co.
  3.50%                                  05/15/08                       260,000          250,907   (h)
Mohegan Tribal Gaming Authority
  8.00%                                  04/01/12                       505,000          531,513
Morgan Stanley
  4.75%                                  04/01/14                       295,000          282,740
  5.30%                                  03/01/13                       200,000          200,466
Morgan Stanley Bank AG for OAO Gazprom
  9.63%                                  03/01/13                       250,000          300,000
Motorola, Inc.
  4.61%                                  11/16/07                       270,000          268,313
National Power Corp.
  8.63%                                  08/23/11                       195,000          209,523   (b,i)
Navistar International Corp.
(Series B)
  6.25%                                  03/01/12                       895,000          801,025   (h)
NB Capital Trust IV
  8.25%                                  04/15/27                       229,000          245,519   (h)
Nell AF SARL
  8.38%                                  08/15/15                       250,000          247,500   (b)
Nelnet, Inc.
  5.13%                                  06/01/10                       360,000          351,979   (h)
New Cingular Wireless Services Inc.
  8.75%                                  03/01/31                       315,000          417,507   (h)
News America, Inc.
  7.25%                                  05/18/18                       180,000          201,301
Nexstar Broadcasting Group, Inc.
  7.00%                                  01/15/14                       575,000          526,844
Nextel Communications, Inc. (Series D)
  7.38%                                  08/01/15                       490,000          517,106
Nordea Bank AB
  5.42%                                  12/29/49                       170,000          168,517   (b,i)
Norfolk Southern Corp.
  6.00%                                  04/30/08                        55,000           56,041
Norfolk Southern Railway Co.
  9.75%                                  06/15/20                       205,000          289,627
Northeast Utilities (Series B)
  3.30%                                  06/01/08                       170,000          162,901
Northrop Grumman Corp.
  4.08%                                  11/16/06                       145,000          143,880
NorthWestern Corp.
  5.88%                                  11/01/14                       200,000          200,376
Novelis Inc.
  7.50%                                  02/15/15                       580,000          540,850   (b)
Ocean Energy, Inc.
  4.38%                                  10/01/07                       115,000          113,741
Odyssey Re Holdings Corp.
  7.65%                                  11/01/13                       345,000          360,493
Ohio Power Co. (Series E)
  6.60%                                  02/15/33                        95,000          104,725
Owens Brockway Glass Container Inc.
  6.75%                                  12/01/14                       500,000          485,000
Pacific Gas & Electric Co.
  6.05%                                  03/01/34                       145,000          149,526
PanAmSat Corp.
  9.00%                                  08/15/14                       575,000          602,313
Pemex Finance Ltd.
  9.03%                                  02/15/11                       398,000          434,799
  9.69%                                  08/15/09                       427,500          460,657   (h)
Pemex Project Funding Master Trust
  6.13%                                  08/15/08                       545,000          556,968
  7.38%                                  12/15/14                       260,000          288,850   (j)
Pepco Holdings, Inc.
  5.04%                                  06/01/10                       315,000          316,352   (i)
  5.50%                                  08/15/07                       285,000          287,121
Potomac Edison Company
  5.35%                                  11/15/14                       135,000          134,934   (h)
Procter & Gamble - Esop (Series A)
  9.36%                                  01/01/21                       525,000          675,380
Puget Energy, Inc.
  3.36%                                  06/01/08                       170,000          163,578
  5.48%                                  06/01/35                       195,000          189,188
Quest Diagnostics Inc.
  6.75%                                  07/12/06                       195,000          196,718
Qwest Corp.
  7.63%                                  06/15/15                       750,000          802,500   (b,h)
Rabobank Capital Funding II
  5.26%                                  12/31/49                       415,000          411,148   (b,i)
Rabobank Capital Funding Trust
  5.25%                                  12/29/49                       190,000          186,300   (b,i)
RBS Capital Trust I
  5.51%                                  09/29/49                       610,000          607,551   (i)
Reckson Operating Partnership LP
(REIT)
  5.88%                                  08/15/14                       200,000          201,396
Residential Capital Corp.
  6.13%                                  11/21/08                       390,000          391,330
Road King Infrastructure Finance 2004
Ltd.
  6.25%                                  07/15/11                       250,000          249,572
Rogers Cable Inc.
  5.50%                                  03/15/14                       465,000          435,356
Royal Bank of Scotland Group PLC
  7.65%                                  08/31/49                       293,000          353,995   (i)
SBC Communications, Inc.
  5.10%                                  09/15/14                       240,000          234,394
Simon Property Group LP (REIT)
  4.60%                                  06/15/10                       200,000          194,970
  4.88%                                  08/15/10                       155,000          152,748
Sinclair Broadcast Group, Inc.
  8.00%                                  03/15/12                       575,000          592,250
Smithfield Foods Inc.
  7.63%                                  02/15/08                       500,000          516,250
Sprint Capital Corp.
  6.00%                                  01/15/07                       460,000          464,346   (h)
  8.38%                                  03/15/12                       260,000          301,493
  8.75%                                  03/15/32                       720,000          952,477   (h)
St. Paul Travelers Companies, Inc.
  5.50%                                  12/01/15                       195,000          196,631
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                  12/03/14                       170,000          170,000   (i)
State of Illinois
  4.95%                                  06/01/23                        80,000           78,171
  5.10%                                  06/01/33                       180,000          177,790
Stewart Enterprises, Inc.
  7.75%                                  02/15/13                       625,000          600,000   (b,h)
Sumitomo Mitsui Banking Corp.
  5.63%                                  07/29/49                       140,000          139,476   (b,i)
Telefonos de Mexico S.A. de C.V.
  4.50%                                  11/19/08                        85,000           83,376
  5.50%                                  01/27/15                       155,000          152,907
TELUS Corp.
  7.50%                                  06/01/07                       310,000          320,229
  8.00%                                  06/01/11                       195,000          218,996
Tesoro Corp.
  6.25%                                  11/01/12                       150,000          150,750   (b)
  6.63%                                  11/01/15                       250,000          252,500   (b)
The Kroger Company
  6.80%                                  12/15/18                       190,000          202,854
Thomson Corp.
  5.50%                                  08/15/35                       195,000          189,640
Time Warner Entertainment Co. LP
  8.38%                                  07/15/33                       280,000          330,499
TXU Electric Delivery Co.
  5.00%                                  09/01/07                       200,000          199,641
  6.38%                                  05/01/12                        60,000           63,133
Tyson Foods, Inc.
  7.25%                                  10/01/06                        13,000           13,208
UBS Preferred Funding Trust I
  8.62%                                  10/29/49                       185,000          211,474   (i)
UFJ Bank Ltd.
  7.40%                                  06/15/11                       310,000          341,693
UFJ Finance Aruba AEC
  6.75%                                  07/15/13                       290,000          316,049
Union Pacific Corp.
  6.65%                                  01/15/11                       190,000          203,616
United Rentals North America, Inc.
  7.75%                                  11/15/13                       605,000          589,875   (h)
United Utilities PLC
  6.45%                                  04/01/08                       235,000          241,833
Valero Energy Corp.
  3.50%                                  04/01/09                       320,000          305,233
Verizon
  6.50%                                  09/15/11                       180,000          185,574
Verizon Global Funding Corp.
  7.75%                                  06/15/32                       385,000          457,968
Verizon Pennsylvania Inc.
  8.75%                                  08/15/31                       195,000          239,536
Viacom, Inc.
  5.63%                                  05/01/07                        15,000           15,079
VTB Capital SA for Vneshtorgbank
  5.25%                                  09/21/07                       645,000          645,000   (b,i)
Westar Energy, Inc.
  5.15%                                  01/01/17                       125,000          121,567
Westfield Capital Corporation Limited
  4.38%                                  11/15/10                       280,000          271,025   (b)
Westlake Chemical Corp.
  8.75%                                  07/15/11                       455,000          486,850
Weyerhaeuser Co.
  6.13%                                  03/15/07                       123,000          124,643
Wisconsin Electric Power
  3.50%                                  12/01/07                       225,000          219,247
XTO Energy, Inc.
  7.50%                                  04/15/12                       255,000          285,521
                                                                                      69,627,605

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.8%
Bank of America Alternative Loan Trust
  6.50%                                  07/25/35                       259,527          264,619   (h)
Bear Stearns Commercial Mortgage
Securities
  6.02%                                  02/14/31                       258,000          264,632   (h)
CalSTRS Trust
  4.13%                                  11/20/12                       522,000          514,348   (b,h)
Crusade Global Trust (Class A)
  4.69%                                  09/18/34                        62,520           62,667   (h,i)
CS First Boston Mortgage Securities
Corp.
  1.54%                                  03/15/35                     6,631,726          304,347   (b,h,i)
  5.00%                                  07/15/37                     4,705,000          146,441   (b,d,h,i)
  6.13%                                  04/15/37                     1,200,000        1,262,881   (h)
CS First Boston Mortgage Securities
Corp. (Class A)
  4.51%                                  07/15/37                       282,000          275,600   (h)
First Union-Lehman Brothers-Bank of
America
  6.56%                                  11/18/35                       261,738          268,937   (h)
GMAC Commercial Mortgage Securities,
Inc.
  6.42%                                  05/15/35                     1,163,228        1,198,358   (h)
  6.47%                                  04/15/34                       155,000          164,102   (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
  5.00%                                  12/10/41                     7,333,815          200,166   (d,h,i)
Greenwich Capital Commercial Funding
Corp.
  5.12%                                  04/10/37                       332,000          332,806   (h)
Homeside Mortgage Securities Trust
(Class A)
  4.36%                                  01/20/27                       158,239          158,315   (h,i)
Impac CMB Trust (Class A)
  4.76%                                  12/25/33                       283,246          283,354   (h,i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
  1.16%                                  01/12/39                     4,167,455          172,092   (b,h,i)
  6.47%                                  11/15/35                       257,000          274,110   (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                  09/15/27                       549,000          533,557   (h,i)
  4.51%                                  12/15/29                       261,000          253,303   (h)
  4.53%                                  01/15/36                     1,783,643          126,527   (b,d,h)
  4.74%                                  03/15/34                     1,174,737           18,047   (b,d,h,i)
  4.92%                                  01/18/12                     6,515,000          213,809   (d,h,i)
  6.23%                                  03/15/26                        75,000           77,609   (h)
  6.24%                                  01/15/36                     3,673,616          101,024   (b,d,h,i)
  7.01%                                  02/15/40                     5,055,388          108,865   (b,d,h,i)
  7.33%                                  03/15/36                     4,656,581          134,931   (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class A)
  6.13%                                  12/15/30                       175,000          184,212   (h)
  6.65%                                  11/15/27                       806,000          863,280   (h)
LB-UBS Commercial Mortgage Trust
(Class B)
  6.65%                                  07/14/16                        65,000           69,373   (b,h)
LB-UBS Commercial Mortgage Trust
(Class X)
  7.20%                                  12/15/39                     3,933,736           70,616   (b,d,h,i)
Master Alternative Loans Trust
  5.00%                                  08/25/18                       255,919           34,229   (g,h)
  6.50%                                  08/25/34 - 05/25/35          1,098,650        1,117,512   (h)
Master Alternative Loans Trust
(Class 3)
  6.50%                                  01/25/35                       288,637          292,605   (h)
Morgan Stanley Capital I
  7.11%                                  04/15/33                       245,000          260,594   (h)
Morgan Stanley Dean Witter Capital I
  4.57%                                  04/15/34                       855,137           20,209   (b,d,h,i)
  4.81%                                  10/15/35                     1,315,180           29,769   (b,d,h,i)
Morgan Stanley Dean Witter Capital I
(Class A)
  6.39%                                  10/15/35                       320,000          340,737   (h)
  6.54%                                  02/15/31                       331,670          342,627   (h)
Morgan Stanley Dean Witter Capital I
(Class X)
  1.46%                                  02/01/31                     1,018,325           45,538   (b,h,i)
Puma Finance Ltd. (Class A)
  4.31%                                  10/11/34                       159,769          159,710   (h,i)
  4.68%                                  03/25/34                       374,506          374,982   (h,i)
Residential Mortgage Securities
  4.38%                                  08/10/30                     1,883,560        1,883,560   (b,h,i)
Wachovia Bank Commercial Mortgage
Trust
  5.22%                                  07/15/42                       549,000          550,033   (h,i)
Washington Mutual Inc.
  4.72%                                  01/25/45                     1,202,551        1,204,844   (h,i)
                                                                                      15,559,877

SOVEREIGN BONDS - 1.5%
Government of Bahamas
  6.63%                                  05/15/33                       210,000          243,334   (b,h)
Government of Brazil
  8.75%                                  02/04/25                       255,000          281,775
Government of Brazilian
  11.00%                                 08/17/40                       510,000          657,390   (j)
Government of Colombia
  6.14%                                  11/16/15                       165,000          168,300   (h,i)
Government of Indonesia
  7.50%                                  01/15/16                       260,000          269,750   (b,h)
  8.50%                                  10/12/35                       250,000          271,875   (b)
Government of Peru
  7.35%                                  07/21/25                       600,000          591,000
Government of Turkey
  7.38%                                  02/05/25                       245,000          252,962
  11.88%                                 01/15/30                       245,000          376,688
Government of Vietnam
  6.88%                                  01/15/16                       250,000          260,625   (b,h)
Province of Saskatchewan Canada
  8.50%                                  07/15/22                       100,000          137,780
                                                                                       3,511,479

TOTAL BONDS AND NOTES                                                                227,607,999
  (COST $230,844,047)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
------------------------------------------------------------------------------------------------
Zurich Regcaps Funding Trust I                                              315   $      316,969   (b)
  (COST $325,238)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 19.2%
------------------------------------------------------------------------------------------------
ASSET BACKED - 12.0%
AESOP Funding II LLC (Class A)
  4.49%                                  04/20/10              $      2,000,000   $    2,003,316   (b,i)
American Express Credit Account Master
Trust (Class A)
  4.49%                                  12/15/08                       200,000          200,099   (i)
CNH Wholesale Master Note Trust
(Class A)
  4.48%                                  06/15/11                     2,000,000        1,999,738   (i)
Countrywide Home Equity Loan Trust
(Class A)
  4.61%                                  05/15/28                     2,392,219        2,393,899   (i)
Fleet Credit Card Master Trust II
(Class A)
  4.51%                                  04/15/10                     2,200,000        2,204,383   (i)
Ford Credit Floorplan Master Owner
Trust (Class A)
  4.41%                                  07/15/09                     1,300,000        1,298,515   (i)
GMAC Mortgage Corp. Loan Trust
  4.47%                                  08/25/35                     1,000,000          998,917   (i)
Gracechurch Card Funding PLC (Class A)
  4.40%                                  02/17/09                     3,000,000        3,000,802   (i)
Hertz Vehicle Financing LLC
  4.47%                                  05/25/08                     3,000,000        3,001,657   (b,i)
Long Beach Mortgage Loan Trust
  4.50%                                  09/25/35                     3,421,301        3,421,801   (i)
Option One Mortgage Loan Trust
(Class A)
  4.80%                                  02/25/33                       908,797          911,176   (i)
Residential Asset Mortgage Products,
Inc.
  4.65%                                  12/25/33                     1,000,000        1,001,429   (i)
Residential Asset Mortgage Products,
Inc. (Class A)
  4.68%                                  01/25/34                       221,584          221,842   (i)
Structured Asset Investment Loan Trust
  4.55%                                  04/25/35                     3,000,000        3,001,219   (i)
Structured Asset Securities Corp.
  4.58%                                  02/25/35                     2,000,000        2,001,645   (i)
                                                                                      27,660,438

CORPORATE NOTES - 3.1%
Countrywide Financial Corp.
  4.55%                                  09/13/06                     5,000,000        4,994,795   (i)
Prudential Financial, Inc.
  4.63%                                  06/13/08                     2,000,000        2,002,120   (i)
                                                                                       6,996,915

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.1%
Banc of America Large Loan
  4.58%                                  03/15/08                     3,000,000        2,999,208   (b,i)
Crusade Global Trust (Class A)
  4.69%                                  09/18/34                       261,333          261,949   (i)
Granite Master Issuer PLC
  4.45%                                  12/20/54                     1,000,000        1,000,951   (i)
Interstar Millennium Trust (Class A)
  4.69%                                  03/14/36                       142,603          142,926   (i)
Lehman Brothers Floating Rate
Commercial Mortgage Trust
  4.54%                                  10/15/17                     2,083,701        2,084,136   (b,i)
MortgageIT Trust (Class 1)
  4.64%                                  05/25/35                     2,480,128        2,483,431   (i)
National RMBS Trust
  4.61%                                  03/20/34                       317,614          317,735   (i)
Residential Accredit Loans, Inc.
  4.68%                                  03/25/34                       157,970          158,126   (i)
                                                                                       9,448,462

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                    44,105,815
  (COST $44,094,260)

TOTAL INVESTMENTS IN SECURITIES                                                      272,030,783
  (COST $275,263,545)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.2%
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.9%
GEI Short Term Investment Fund
 4.42%                                                               15,758,503   $   15,758,503   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
 2.3%
GEI Short Term Investment Fund
 4.42%                                                                5,257,675        5,257,675   (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                          21,016,178
  (COST $21,016,178)

TOTAL INVESTMENTS                                                                    293,046,961
  (COST $296,279,723)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (27.5)%                                                                        (63,145,746)
                                                                                  --------------
NET ASSETS - 100.0%                                                               $  229,901,215
                                                                                  ==============

------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had
the following long futures contracts
open at December 31, 2005:

                                                                                                 UNREALIZED
                                                                   NUMBER OF      CURRENT       DEPRECIATION
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS   NOTIONAL VALUE  /APPRECIATION
------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yr. Futures         March 2006                    65      $    6,912,344   $     (6,797)

The GE Institutional Income Fund had
the following short futures contracts
open at December 31, 2005:

                                                                                                 UNREALIZED
                                                                   NUMBER OF       CURRENT      DEPRECIATION
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS   NOTIONAL VALUE  /APPRECIATION
------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures        March 2006                    30      $   (3,282,188)  $      4,872
                                                                                                ------------
                                                                                                $     (1,924)
                                                                                                ============

                       GE INSTITUTIONAL MONEY MARKET FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL        AMORTIZED
                                                                         AMOUNT             COST
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 99.9%
------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS - 22.0% U.S. AGENCIES
Federal Home Loan Mortgage Corp.
  3.73%                                  01/10/06              $      1,660,000   $    1,658,479   (d)
Federal National Mortgage Assoc.
  4.34%                                  04/19/06                       800,000          789,788   (d)
                                                                                       2,448,267

COMMERCIAL PAPER - 39.1%
Abbey National PLC
  4.50%                                  01/03/06                       550,000          549,862
Bank of America Corp.
  4.19%                                  01/31/06                       460,000          458,394
Barclays PLC
  4.14%                                  01/09/06                       460,000          459,577
Ciesco L P
  4.19%                                  01/12/06                       290,000          289,629
Credit Suisse First Boston
  4.21%                                  01/23/06                       460,000          458,817
Deutsche Bank AG
  4.39%                                  01/03/06                       440,000          439,893
Goldman Sachs Group
  4.36%                                  01/04/06                       440,000          439,840
HBOS PLC
  4.16%                                  02/02/06                       350,000          348,706
Preferred Receivables Funding Corp.
  4.24%                                  01/24/06                       460,000          458,754
Sheffield Receivables Corp.
  4.29%                                  01/13/06                       440,000          439,371
                                                                                       4,342,843

CORPORATE NOTES - 16.8%
American Express Credit Corp.
  4.51%                                  09/19/06                       470,000          470,467   (i)
Canadian Imperial Bank
  4.35%                                  01/23/06                       460,000          460,000
Morgan Stanley Group Inc.
  4.30%                                  02/03/06                       470,000          470,106   (i)
Societe Generale
  4.33%                                  10/31/06                       460,000          459,934
                                                                                       1,860,507

CERTIFICATES OF DEPOSIT - 20.2%
Calyon
  4.17%                                  01/09/06                       460,000          460,000
First Tennessee Bank
  4.35%                                  01/31/06                       440,000          440,000
Lloyds Bank PLC
  4.04%                                  01/06/06                       460,000          459,986
Toronto-Dominion Bank
  4.45%                                  03/23/06                       440,000          440,000
Wells Fargo Bank
  4.34%                                  01/09/06                       440,000          440,000
                                                                                       2,239,986

TIME DEPOSIT - 1.8%
State Street Corp.
  3.95%                                  01/03/06                       204,034          204,034   (e)

TOTAL SHORT TERM INVESTMENTS                                                          11,095,637
  (COST  $11,095,637)

OTHER ASSETS AND LIABILITES - 0.1%                                                        13,842
                                                                                  --------------
NET ASSETS - 100.0%                                                               $   11,109,479
                                                                                  ==============

INSTITUTIONAL

               NOTES TO SCHEDULES OF INVESTMENTS December 31, 2005
--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $2,570,936, $2,996,817 and $29,020,306 or 0.30%, 1.58% and 12.62% of net
      assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2005.

(j)   All or a portion of security out on loan.

(k)   Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m)   Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

*     Less than 0.1%.

Abbreviations:

ADR                      American Depository Receipt
GDR                      Global Depository Receipt
REGD.                    Registered
REIT                     Real Estate Investment Trust
REMIC                    Real Estate Mortgage Investment Conduit
SPDR                     Standard and Poors Depository Receipt
STRIPS                   Separate Trading of Registered Interest and
                          Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  March 01, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  March 01, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  March 01, 2006